                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5262

--------------------------------------------------------------------------------

                              MFS SERIES TRUST VIII
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2005
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) GLOBAL GROWTH FUND                                               4/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        SEMIANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                2
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    3
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  6
                        ------------------------------------------------------
                        EXPENSE TABLE                                       11
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            13
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                20
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       41
                        ------------------------------------------------------
                        RESULTS OF SHAREHOLDER MEETING                      54
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND INFORMATION               55
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      55
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Contract Owners,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE

              Stocks                                     97.7%
              Cash & Other Net Assets                     1.8%
              Preferred Stock                             0.5%

              TOP TEN HOLDINGS

              Telefonica S.A.                             1.8%
              ------------------------------------------------
              Sumsung Electronics Co., Ltd.               1.8%
              ------------------------------------------------
              Vodafone Group PLC                          1.7%
              ------------------------------------------------
              Roche Holding AG                            1.6%
              ------------------------------------------------
              Cisco Systems, Inc.                         1.6%
              ------------------------------------------------
              TOTAL S.A.                                  1.3%
              ------------------------------------------------
              Sanofi-Aventis                              1.3%
              ------------------------------------------------
              Reckitt Benckiser PLC                       1.3%
              ------------------------------------------------
              Oracle Corp.                                1.3%
              ------------------------------------------------
              Dell, Inc.                                  1.2%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 17.1%
              ------------------------------------------------
              Financial Services                         14.0%
              ------------------------------------------------
              Health Care                                13.4%
              ------------------------------------------------
              Leisure                                     9.0%
              ------------------------------------------------
              Consumer Staples                            7.9%
              ------------------------------------------------
              Retailing                                   7.2%
              ------------------------------------------------
              Basic Materials                             6.8%
              ------------------------------------------------
              Utilities & Communications                  6.7%
              ------------------------------------------------
              Industrial Goods & Services                 5.8%
              ------------------------------------------------
              Energy                                      5.4%
              ------------------------------------------------
              Special Products & Services                 2.7%
              ------------------------------------------------
              Autos & Housing                             1.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              34.2%
              ------------------------------------------------
              Great Britain                              11.9%
              ------------------------------------------------
              Japan                                      10.0%
              ------------------------------------------------
              France                                      8.2%
              ------------------------------------------------
              Switzerland                                 5.3%
              ------------------------------------------------
              Spain                                       3.4%
              ------------------------------------------------
              South Korea                                 2.7%
              ------------------------------------------------
              Canada                                      2.7%
              ------------------------------------------------
              Sweden                                      2.7%
              ------------------------------------------------
              Other                                      18.9%
              ------------------------------------------------

Percentages are based on net assets as of 4/30/05.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended April 30, 2005, Class A shares of the MFS Global Growth Fund provided a total return of 3.72%, at net asset value. In comparison, the fund's benchmarks, the Morgan Stanley Capital International
(MSCI) All Country World Growth Index returned 4.94% and the MSCI World Growth Index returned 4.52%. The investment objective of the fund is to provide capital appreciation by investing in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of US and foreign (including emerging market) issuers. The fund focuses on companies that MFS believes have above average growth potential.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the six months ended April 30, 2005. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. However, in March and April, it appeared to us that high oil prices and concerns about the credit quality of some major U.S. corporations chipped away at investor confidence. As a result, major U.S. stock indices finished the period lower.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology sector held back performance relative to the MSCI All Country World Growth Index. Wireless solutions developer Research In Motion, online auctioneer eBay, electronic devices manufacturer Seiko Epson, and consumer electronics manufacturer Funai Electric* were among the top relative detractors in this sector.

In the health care sector, a combination of stock selection and an underweighted position in the group held back results. Our position in dermatological treatment company Medicis Pharmaceutical held back results as did our decision not to hold pharmaceutical firm GlaxoSmithKline (an index constituent that outperformed the benchmarks). Stock selection in the leisure sector also held back results, although no stocks in the sector were among the top detractors.

Stocks in other sectors that hampered relative results included home improvement store operator Kingfisher, diamond miner Aber Diamond, and management consulting firm Accenture, from the retailing, basic materials, and special products and services sectors, respectively.

CONTRIBUTORS TO PERFORMANCE

The basic materials, retailing, and financial services sectors were the principal contributors to the portfolio's relative performance. In basic materials, a combination of stock selection and an overweighted position in the group aided relative results. Agricultural products supplier Monsanto and integrated chemical producer Sasol* were top contributors in this area.

Stock selection in the retailing and the financial services sector also aided relative results. In retailing, avoiding Wal-Mart and underweighting Home Depot* (both index constituents that underperformed the benchmarks). In financial services, holding Israel based Bank Hapoalim* and avoiding poor performing insurer American International Group yielded two top relative contributors.

While the technology and health care sectors held back results overall, positioning in both sectors resulted in some of the fund's top individual contributors. In technology, the fund benefited by avoiding computer products manufacturer International Business Machine (an index constituent that lagged the benchmarks) while underweighting wireless communications firm

QUALCOMM. In the health care sector, avoiding poor performing Pfizer and holding Teva Pharmaceutical contributed to relative results.

    Respectfully,

/s/ Barry P. Dargan                   /s/ Nicholas D. Smithie

    Barry P. Dargan                       Nicholas D. Smithie
    Portfolio Manager                     Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                      Class
  Share class    inception date    6-mo     1-yr    3-yr      5-yr     10-yr
------------------------------------------------------------------------------
       A            11/18/93        3.72%   8.10%    6.04%    -3.93%     8.18%
------------------------------------------------------------------------------
       B            11/18/93        3.31%   7.25%    5.24%    -4.64%     7.37%
------------------------------------------------------------------------------
       C             1/03/94        3.35%   7.25%    5.25%    -4.65%     7.37%
------------------------------------------------------------------------------
       I             1/02/97        3.82%   8.33%    6.31%    -3.70%     8.42%
------------------------------------------------------------------------------
       R*           12/31/02        3.56%   7.77%    5.82%    -4.04%     8.12%
------------------------------------------------------------------------------
      R1             4/01/05        3.31%   7.25%    5.24%    -4.64%     7.37%
------------------------------------------------------------------------------
      R2             4/01/05        3.31%   7.25%    5.24%    -4.64%     7.37%
------------------------------------------------------------------------------
      R3*           10/31/03        3.40%   7.49%    5.36%    -4.57%     7.41%
------------------------------------------------------------------------------
      R4             4/01/05        3.66%   8.04%    6.02%    -3.94%     8.18%
------------------------------------------------------------------------------
      R5             4/01/05        3.72%   8.10%    6.04%    -3.93%     8.18%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative benchmarks             6-mo     1-yr    3-yr      5-yr     10-yr
------------------------------------------------------------------------------
Average global multi-cap growth
fund+                               5.70%   9.40%    6.48%    -1.02%     9.46%
------------------------------------------------------------------------------
MSCI All Country World Growth
Index#(S)                           4.94%   6.91%    5.38%    -6.71%       N/A
------------------------------------------------------------------------------
MSCI World Growth Index#            4.52%   6.26%    4.96%    -7.12%     5.63%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

Share class
------------------------------------------------------------------------------
       A                           -2.25%   1.88%    3.96%    -5.06%     7.54%
------------------------------------------------------------------------------
       B                           -0.69%   3.25%    4.33%    -4.94%     7.37%
------------------------------------------------------------------------------
       C                            2.35%   6.25%    5.25%    -4.65%     7.37%
------------------------------------------------------------------------------
Class I, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
       A                            3.72%   8.10%   19.22%   -18.15%   119.59%
------------------------------------------------------------------------------
       B                            3.31%   7.25%   16.56%   -21.15%   103.61%
------------------------------------------------------------------------------
       C                            3.35%   7.25%   16.58%   -21.19%   103.62%
------------------------------------------------------------------------------
       I                            3.82%   8.33%   20.14%   -17.18%   124.38%
------------------------------------------------------------------------------
       R*                           3.56%   7.77%   18.51%   -18.64%   118.28%
------------------------------------------------------------------------------
      R1                            3.31%   7.25%   16.56%   -21.15%   103.61%
------------------------------------------------------------------------------
      R2                            3.31%   7.25%   16.56%   -21.15%   103.61%
------------------------------------------------------------------------------
      R3*                           3.40%   7.49%   16.97%   -20.87%   104.33%
------------------------------------------------------------------------------
      R4                            3.66%   8.04%   19.16%   -18.20%   119.47%
------------------------------------------------------------------------------
      R5                            3.72%   8.10%   19.22%   -18.15%   119.59%
------------------------------------------------------------------------------

  * Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.
(S) Returns for the MSCI All Country World Growth Index are not available for periods prior to January 1, 1997.

Periods less than one year are actual, not annualized.

INDEX DEFINITIONS

MSCI All Country World Growth Index - is a market capitalization index that is designed to measure equity market performance for growth securities in the global developed and emerging markets.

MSCI World Growth Index - is a market capitalization index that is designed to measure global developed market equity performance for growth securities.

Note to Shareholders: Returns for the MSCI All Country World Growth Index are not available for periods prior to January 1, 1997. Therefore the MSCI World Growth Index has been included to supplement the index performance since the fund's inception date.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for Class I, R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS" revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower. The proceeds were paid to the fund on February 16, 2005.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

Growth companies risk is the risk that prices of growth company securities held by the fund will fall to a greater extent than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results.

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. All of the risks of investing in foreign securities are heightened when investing in emerging markets countries.

The fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

The fund may invest in over-the-counter transactions, which involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty buying and selling these stocks at prevailing market prices.

The fund has engaged and may engage in active or frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains, as compared to a fund with less active trading policies, which would increase your tax liability unless you hold your shares through a tax-deferred or exempt vehicle (such as an Individual Retirement Account). Frequent trading also increases transaction costs, which could detract from the fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2004, THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    11/01/04-
                            Ratio      11/01/04         4/30/05        4/30/05
-------------------------------------------------------------------------------
           Actual           1.60%      $1,000          $1,037           $8.08
    A      --------------------------------------------------------------------
           Hypothetical*    1.60%      $1,000          $1,017           $8.00
-------------------------------------------------------------------------------
           Actual           2.35%      $1,000          $1,033          $11.85
    B     ---------------------------------------------------------------------
           Hypothetical*    2.35%      $1,000          $1,013          $11.73
-------------------------------------------------------------------------------
           Actual           2.35%      $1,000          $1,034          $11.85
    C      --------------------------------------------------------------------
           Hypothetical*    2.35%      $1,000          $1,013          $11.73
-------------------------------------------------------------------------------
           Actual           1.36%      $1,000          $1,038           $6.87
    I      --------------------------------------------------------------------
           Hypothetical*    1.36%      $1,000          $1,018           $6.80
-------------------------------------------------------------------------------
    R      Actual           1.88%      $1,000          $1,036           $9.49
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*    1.88%      $1,000          $1,015           $9.39
-------------------------------------------------------------------------------
           Actual           2.67%      $1,000          $1,033          $13.46
    R1     --------------------------------------------------------------------
           Hypothetical*    2.67%      $1,000          $1,012          $13.32
-------------------------------------------------------------------------------
           Actual           2.43%      $1,000          $1,033          $12.25
    R2     --------------------------------------------------------------------
           Hypothetical*    2.43%      $1,000          $1,013          $12.13
-------------------------------------------------------------------------------
    R3     Actual           2.13%      $1,000          $1,034          $10.74
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*    2.13%      $1,000          $1,014          $10.64
-------------------------------------------------------------------------------
           Actual           1.90%      $1,000          $1,037           $9.60
    R4     --------------------------------------------------------------------
           Hypothetical*    1.90%      $1,000          $1,015           $9.49
-------------------------------------------------------------------------------
           Actual           1.60%      $1,000          $1,037           $8.08
    R5     --------------------------------------------------------------------
           Hypothetical*    1.60%      $1,000          $1,017           $8.00
-------------------------------------------------------------------------------
  * 5% class return per year before expenses.
 ** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.7%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Aerospace - 0.7%
----------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  50,920     $  3,103,574
----------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.7%
----------------------------------------------------------------------------------------------
Pernod Ricard^                                                         20,770     $  3,145,979
----------------------------------------------------------------------------------------------

Apparel Manufacturers - 1.4%
----------------------------------------------------------------------------------------------
Burberry Group PLC                                                    288,530     $  1,990,622
----------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.^                                 28,600        2,020,812
----------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                442,000        1,972,687
----------------------------------------------------------------------------------------------
                                                                                  $  5,984,121
----------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.9%
----------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                           37,700     $  2,491,183
----------------------------------------------------------------------------------------------
Aiful Corp.^                                                           23,150        1,722,608
----------------------------------------------------------------------------------------------
American Express Co.                                                   72,280        3,809,156
----------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                            191,100        2,200,616
----------------------------------------------------------------------------------------------
Citigroup, Inc.                                                        93,197        4,376,531
----------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                        163,720        2,523,495
----------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                         85,610        4,129,528
----------------------------------------------------------------------------------------------
Kookmin Bank                                                           95,890        4,067,262
----------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                       96,666        2,918,059
----------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                     570,000        3,092,981
----------------------------------------------------------------------------------------------
Standard Chartered PLC                                                116,130        2,095,225
----------------------------------------------------------------------------------------------
Takefuji Corp.                                                         57,150        3,618,882
----------------------------------------------------------------------------------------------
UBS AG                                                                 60,358        4,837,540
----------------------------------------------------------------------------------------------
                                                                                  $ 41,883,066
----------------------------------------------------------------------------------------------
Biotechnology - 1.2%
----------------------------------------------------------------------------------------------
Genzyme Corp.*                                                         35,260     $  2,066,589
----------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                 39,000        1,446,900
----------------------------------------------------------------------------------------------
ImClone Systems, Inc.*                                                 50,770        1,617,025
----------------------------------------------------------------------------------------------
                                                                                  $  5,130,514
----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.5%
----------------------------------------------------------------------------------------------
Antena TV S.A.^                                                       118,832     $  2,379,135
----------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                               66,200        3,719,116
----------------------------------------------------------------------------------------------
News Corp., Inc., "B"^                                                242,067        3,832,312
----------------------------------------------------------------------------------------------
Premiere AG*                                                           63,090        2,421,443
----------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                      76,180        2,637,352
----------------------------------------------------------------------------------------------
Walt Disney Co.                                                       153,820        4,060,848
----------------------------------------------------------------------------------------------
                                                                                  $ 19,050,206
----------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.2%
----------------------------------------------------------------------------------------------
Ameritrade Holding Corp.*                                             132,640     $  1,390,067
----------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                               55,080        3,782,894
----------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              39,250        4,191,508
----------------------------------------------------------------------------------------------
                                                                                  $  9,364,469
----------------------------------------------------------------------------------------------
Business Services - 2.7%
----------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                  196,360     $  4,261,012
----------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    61,560        4,404,618
----------------------------------------------------------------------------------------------
Manpower, Inc.^                                                        67,150        2,588,633
----------------------------------------------------------------------------------------------
                                                                                  $ 11,254,263
----------------------------------------------------------------------------------------------
Chemicals - 1.4%
----------------------------------------------------------------------------------------------
Monsanto Co.                                                           63,130     $  3,700,681
----------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                    116,900        2,104,200
----------------------------------------------------------------------------------------------
                                                                                  $  5,804,881
----------------------------------------------------------------------------------------------
Computer Software - 4.1%
----------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                           74,920     $  2,001,113
----------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                          117,600        3,035,256
----------------------------------------------------------------------------------------------
Opsware, Inc.^*                                                       222,910        1,065,510
----------------------------------------------------------------------------------------------
Oracle Corp.*                                                         461,060        5,329,854
----------------------------------------------------------------------------------------------
Symantec Corp.*                                                        78,600        1,476,108
----------------------------------------------------------------------------------------------
TIBCO Software, Inc.*                                                 303,600        2,167,704
----------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                               104,740        2,156,597
----------------------------------------------------------------------------------------------
                                                                                  $ 17,232,142
----------------------------------------------------------------------------------------------
Computer Software - Systems - 1.7%
----------------------------------------------------------------------------------------------
Dell, Inc.*                                                           148,570     $  5,174,693
----------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                               500,100        1,815,363
----------------------------------------------------------------------------------------------
                                                                                  $  6,990,056
----------------------------------------------------------------------------------------------
Construction - 1.7%
----------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                               115,100     $  4,143,600
----------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                           511,940        3,088,510
----------------------------------------------------------------------------------------------
                                                                                  $  7,232,110
----------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
----------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                  65,620     $  3,267,220
----------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V                                  514,600        1,465,699
----------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                 167,990        5,457,215
----------------------------------------------------------------------------------------------
                                                                                  $ 10,190,134
----------------------------------------------------------------------------------------------
Electrical Equipment - 3.2%
----------------------------------------------------------------------------------------------
Molex, Inc.^                                                           82,000     $  2,083,620
----------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"                                   58,990        1,585,061
----------------------------------------------------------------------------------------------
Nidec Corp.                                                            24,800        2,916,117
----------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                      70,300        3,841,493
----------------------------------------------------------------------------------------------
Schneider Electric S.A.^                                               41,027        2,953,410
----------------------------------------------------------------------------------------------
                                                                                  $ 13,379,701
----------------------------------------------------------------------------------------------
Electronics - 6.2%
----------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                   85,900     $  2,930,049
----------------------------------------------------------------------------------------------
CANON, Inc.                                                            90,000        4,693,598
----------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                       60,200        2,349,004
----------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                         83,740        2,803,615
----------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                          50,900        2,533,836
----------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                      16,370        7,510,492
----------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                      94,000        3,263,017
----------------------------------------------------------------------------------------------
                                                                                  $ 26,083,611
----------------------------------------------------------------------------------------------
Energy - Independent - 3.0%
----------------------------------------------------------------------------------------------
CNOOC Ltd.                                                          8,063,000     $  4,342,782
----------------------------------------------------------------------------------------------
EnCana Corp.                                                           36,100        2,306,254
----------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                              312,480        3,794,860
----------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                  74,970        2,257,961
----------------------------------------------------------------------------------------------
                                                                                  $ 12,701,857
----------------------------------------------------------------------------------------------
Energy - Integrated - 2.4%
----------------------------------------------------------------------------------------------
BP PLC, ADR                                                            73,364     $  4,467,868
----------------------------------------------------------------------------------------------
TOTAL S.A.^                                                            25,030        5,555,338
----------------------------------------------------------------------------------------------
                                                                                  $ 10,023,206
----------------------------------------------------------------------------------------------
Engineering - Construction - 0.3%
----------------------------------------------------------------------------------------------
InfraSource Services, Inc.^*                                          119,120     $  1,197,156
----------------------------------------------------------------------------------------------

Food & Drug Stores - 0.5%
----------------------------------------------------------------------------------------------
7-Eleven, Inc.^*                                                       86,430     $  2,021,598
----------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 4.1%
----------------------------------------------------------------------------------------------
Coca-Cola HBC                                                         162,500     $  4,394,876
----------------------------------------------------------------------------------------------
Groupe Danone^                                                         42,980        4,027,262
----------------------------------------------------------------------------------------------
Nestle S.A.                                                            16,987        4,459,126
----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                          76,170        4,238,099
----------------------------------------------------------------------------------------------
                                                                                  $ 17,119,363
----------------------------------------------------------------------------------------------
Forest & Paper Products - 0.9%
----------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR^                                           127,800     $  3,923,460
----------------------------------------------------------------------------------------------

Gaming & Lodging - 1.5%
----------------------------------------------------------------------------------------------
Carnival Corp.                                                         36,710     $  1,794,385
----------------------------------------------------------------------------------------------
OPAP S.A.                                                              78,500        2,050,341
----------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                        235,000        2,420,957
----------------------------------------------------------------------------------------------
                                                                                  $  6,265,683
----------------------------------------------------------------------------------------------
General Merchandise - 0.6%
----------------------------------------------------------------------------------------------
Target Corp.                                                           51,950     $  2,411,000
----------------------------------------------------------------------------------------------

Insurance - 1.9%
----------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.^*                                175,190     $  3,816,201
----------------------------------------------------------------------------------------------
Sanlam Group                                                        2,201,610        4,164,033
----------------------------------------------------------------------------------------------
                                                                                  $  7,980,234
----------------------------------------------------------------------------------------------
Internet - 1.8%
----------------------------------------------------------------------------------------------
eBay, Inc.*                                                            98,960     $  3,140,001
----------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                         128,240        4,425,562
----------------------------------------------------------------------------------------------
                                                                                  $  7,565,563
----------------------------------------------------------------------------------------------
Leisure & Toys - 0.9%
----------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                 68,100     $  3,635,859
----------------------------------------------------------------------------------------------

Machinery & Tools - 1.6%
----------------------------------------------------------------------------------------------
Atlas Copco AB, "A"^                                                   35,670     $  1,621,111
----------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                     587,000        2,524,671
----------------------------------------------------------------------------------------------
Sandvik AB^                                                            70,880        2,776,998
----------------------------------------------------------------------------------------------
                                                                                  $  6,922,780
----------------------------------------------------------------------------------------------
Medical Equipment - 4.6%
----------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                               82,200     $  2,431,476
----------------------------------------------------------------------------------------------
Discovery Partners International, Inc.*                                   120              384
----------------------------------------------------------------------------------------------
Medtronic, Inc.                                                        78,600        4,142,220
----------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                    357,800        3,685,451
----------------------------------------------------------------------------------------------
Straumann Holding AG                                                   11,720        2,528,638
----------------------------------------------------------------------------------------------
Synthes, Inc.                                                          30,790        3,490,330
----------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                 36,000        2,931,120
----------------------------------------------------------------------------------------------
                                                                                  $ 19,209,619
----------------------------------------------------------------------------------------------
Metals & Mining - 2.4%
----------------------------------------------------------------------------------------------
Aber Diamond Corp.+*                                                   69,320     $  1,778,226
----------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                     309,930        3,915,331
----------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                       159,500        4,298,525
----------------------------------------------------------------------------------------------
                                                                                  $  9,992,082
----------------------------------------------------------------------------------------------
Pharmaceuticals - 7.6%
----------------------------------------------------------------------------------------------
AstraZeneca PLC                                                       104,960     $  4,604,677
----------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.^                                       135,700        2,120,218
----------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                        49,780        2,910,637
----------------------------------------------------------------------------------------------
Johnson & Johnson                                                      56,130        3,852,202
----------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                      42,510        1,194,531
----------------------------------------------------------------------------------------------
Roche Holding AG^                                                      56,750        6,863,008
----------------------------------------------------------------------------------------------
Sanofi-Aventis^                                                        61,680        5,460,948
----------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                              153,770        4,803,775
----------------------------------------------------------------------------------------------
                                                                                  $ 31,809,996
----------------------------------------------------------------------------------------------
Printing & Publishing - 2.1%
----------------------------------------------------------------------------------------------
Reed Elsevier N.V.^                                                   148,900     $  2,142,831
----------------------------------------------------------------------------------------------
Reuters Group PLC                                                     264,500        1,948,813
----------------------------------------------------------------------------------------------
Yell Group PLC                                                        625,040        4,798,986
----------------------------------------------------------------------------------------------
                                                                                  $  8,890,630
----------------------------------------------------------------------------------------------
Specialty Chemicals - 2.1%
----------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.^                                                 266,000     $  2,950,200
----------------------------------------------------------------------------------------------
Kaneka Corp.                                                          196,000        2,134,579
----------------------------------------------------------------------------------------------
L'Air Liquide S.A.^                                                    21,307        3,801,832
----------------------------------------------------------------------------------------------
                                                                                  $  8,886,611
----------------------------------------------------------------------------------------------
Specialty Stores - 4.7%
----------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                  334,000     $  2,500,306
----------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"^                                             118,780        4,098,013
----------------------------------------------------------------------------------------------
Kingfisher PLC                                                        678,839        3,201,191
----------------------------------------------------------------------------------------------
NEXT PLC                                                              110,473        3,131,782
----------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.^                                           94,680        2,415,625
----------------------------------------------------------------------------------------------
RONA, Inc.*                                                            96,600        1,852,004
----------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        111,320        2,521,398
----------------------------------------------------------------------------------------------
                                                                                  $ 19,720,319
----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.7%
----------------------------------------------------------------------------------------------
Vodafone Group PLC                                                  2,776,980     $  7,252,179
----------------------------------------------------------------------------------------------

Telecommunications - Wireline - 3.3%
----------------------------------------------------------------------------------------------
Blue Coat Systems, Inc.^*                                              91,660     $  1,319,904
----------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  395,700        6,837,696
----------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                         64,400        2,246,916
----------------------------------------------------------------------------------------------
Research In Motion Ltd.^*                                              52,500        3,381,525
----------------------------------------------------------------------------------------------
                                                                                  $ 13,786,041
----------------------------------------------------------------------------------------------
Telephone Services - 3.0%
----------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                       47,629     $  2,134,144
----------------------------------------------------------------------------------------------
Sprint Corp.                                                          137,360        3,057,634
----------------------------------------------------------------------------------------------
Telefonica S.A.                                                       441,959        7,514,279
----------------------------------------------------------------------------------------------
                                                                                  $ 12,706,057
----------------------------------------------------------------------------------------------
Tobacco - 0.7%
----------------------------------------------------------------------------------------------
Swedish Match AB^                                                     254,250     $  2,999,556
----------------------------------------------------------------------------------------------

Utilities - Electric Power - 2.0%
----------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                       162,270     $  4,230,568
----------------------------------------------------------------------------------------------
Suez S.A.^                                                            160,000        4,370,154
----------------------------------------------------------------------------------------------
                                                                                  $  8,600,722
----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $369,463,858)                                      $411,450,398
----------------------------------------------------------------------------------------------

Preferred Stock - 0.5%
----------------------------------------------------------------------------------------------
Automotive - 0.5%
----------------------------------------------------------------------------------------------
Porsche AG^* (Identified Cost, $1,233,019)                              2,995     $  1,938,159
----------------------------------------------------------------------------------------------

Short-Term Obligation - 1.8%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05,
at Amortized Cost<                                               $  7,697,000     $  7,696,369
----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 19.0%
----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES          $ VALUE
----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                    80,255,684     $ 80,255,684
----------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
----------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05, total to
be received $2,001 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at
Cost                                                             $      2,000     $      2,000
----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $458,650,930)(S)                              $501,342,610
----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (19.0)%                                           (80,002,164)
----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                               $421,340,446
----------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(S) As of April 30, 2005 the fund had forty-seven securities representing
    $171,322,655 and 40.7% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
  < The rate shown represents an annualized yield at time of purchase.
  + Restricted security.

ADR = American Depository Receipt
GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/05
ASSETS
Investments, at value, including $76,735,050 of securities
on loan (identified cost, $458,650,930)                         $501,342,610
--------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $64,520)                 66,768
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      155,499
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  1,154,377
--------------------------------------------------------------------------------------------------
Other assets                                                           7,365
--------------------------------------------------------------------------------------------------
Total assets                                                                          $502,726,619
--------------------------------------------------------------------------------------------------

LIABILITIES
Payable to custodian                                                    $717
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   714,471
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                        80,255,684
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      20,660
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        119,361
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        10,421
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     340
--------------------------------------------------------------------------------------------------
  Administrative service fee                                               9
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               264,510
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      $81,386,173
--------------------------------------------------------------------------------------------------
Net assets                                                                            $421,340,446
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                 $543,680,855
--------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $21,721 deferred country tax)                             42,678,272
--------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                   (164,376,635)
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                     (642,046)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $421,340,446
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               23,229,829
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $295,367,668
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              16,038,676
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $18.42
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$18.42)                                               $19.54
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $94,311,674
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,402,464
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $17.46
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $21,178,235
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,224,301
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                              $17.30
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $7,008,390
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 374,265
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $18.73
--------------------------------------------------------------------------------------------------

Class R shares (formerly Class R1)

  Net assets                                                      $2,790,353
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 152,423
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $18.31
--------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                         $48,170
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,759
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $17.46
--------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $48,180
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,759
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $17.46
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R3 shares (formerly Class R2)

  Net assets                                                        $491,362
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                  26,946
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $18.23
--------------------------------------------------------------------------------------------------

Class R4 shares

  Net assets                                                         $48,201
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,618
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $18.41
--------------------------------------------------------------------------------------------------

Class R5 shares

  Net assets                                                         $48,213
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                   2,618
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                           $18.42
--------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT LOSS

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                        $3,674,895
---------------------------------------------------------------------------------------------------
  Interest                                                            168,570
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (315,302)
---------------------------------------------------------------------------------------------------
Total investment income                                                                  $3,528,163
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $2,050,426
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                                6,754
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         476,757
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              552,713
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              538,123
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              114,112
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                4,996
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                  30
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  20
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R3)                                 808
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R4)                                  10
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R1)                                    18
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    16
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R3)                                   404
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R4)                                     6
---------------------------------------------------------------------------------------------------
  Administrative service fee (Class R5)                                     4
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   20,577
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       215,691
---------------------------------------------------------------------------------------------------
  Printing                                                             37,346
---------------------------------------------------------------------------------------------------
  Postage                                                              22,207
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        30,930
---------------------------------------------------------------------------------------------------
  Legal fees                                                            5,733
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       220,528
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $4,298,209
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (16,314)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser and
  distributor                                                        (159,653)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $4,122,242
---------------------------------------------------------------------------------------------------
Net investment loss                                                                       $(594,079)
---------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                         $35,419,422
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       (77,557)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                   $35,341,865
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments (net of $21,721 deferred country tax)              $(17,373,733)
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                          (29,897)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                   $(17,403,630)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                        $17,938,235
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $17,344,156
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                  4/30/05                 10/31/04
                                                              (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment loss                                             $(594,079)             $(1,300,236)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                          35,341,865               74,526,809
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                          (17,403,630)             (23,437,280)
-------------------------------------------------------     -------------            -------------
Change in net assets from operations                          $17,344,156              $49,789,293
-------------------------------------------------------     -------------            -------------
Net change in net assets from fund share transactions        $(39,491,280)            $(73,285,854)
-------------------------------------------------------     -------------            -------------
Redemption fees                                                       $--                   $6,574
-------------------------------------------------------     -------------            -------------
Total change in net assets                                   $(22,147,124)            $(23,489,987)
-------------------------------------------------------     -------------            -------------

NET ASSETS

At beginning of period                                       $443,487,570             $466,977,557
--------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $642,046 and $47,967, respectively)                  $421,340,446             $443,487,570
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                           SIX MONTHS                                        YEARS ENDED 10/31
                                ENDED       -----------------------------------------------------------------------------------
CLASS A                       4/30/05              2004              2003            2002               2001               2000
                          (UNAUDITED)
Net asset value,
beginning of period            $17.76            $15.91            $12.73          $14.60             $27.51             $23.20
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment income
  (loss)(S)                    $(0.00)+++        $(0.01)            $0.04          $(0.01)            $(0.03)             $0.07
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency               0.66              1.86              3.14           (1.86)             (6.91)              6.14
--------------------------     ------            ------            ------          ------             ------             ------
Total from investment
operations                      $0.66             $1.85             $3.18          $(1.87)            $(6.94)             $6.21
--------------------------     ------            ------            ------          ------             ------             ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain
  on investments and
  foreign currency
  transactions                    $--               $--               $--             $--             $(5.97)            $(1.90)
--------------------------     ------            ------            ------          ------             ------             ------
Redemption fees added to
paid-in capital#                  $--             $0.00+++            $--             $--                $--                $--
--------------------------     ------            ------            ------          ------             ------             ------
Net asset value, end of
period                         $18.42            $17.76            $15.91          $12.73             $14.60             $27.51
--------------------------     ------            ------            ------          ------             ------             ------
Total return (%)(+)&             3.72++           11.70^^^+         24.90^^        (12.81)            (30.91)             27.22
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                           SIX MONTHS                                        YEARS ENDED 10/31
                                ENDED       -----------------------------------------------------------------------------------
CLASS A (CONTINUED)           4/30/05              2004              2003            2002               2001               2000
                          (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                       1.60+             1.60              1.59            1.57               1.52               1.45
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          (0.04)+           (0.04)             0.30           (0.08)             (0.17)              0.26
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                 47               163                93             130                112                182
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)         $295,368          $304,348          $306,333        $269,893           $268,548           $389,664
-------------------------------------------------------------------------------------------------------------------------------

(S) The distributor contractually waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income
(loss)                         $(0.01)           $(0.02)            $0.03          $(0.03)            $(0.05)             $0.04
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                       1.70+             1.70              1.69            1.67               1.62               1.55
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)                          (0.14)+           (0.14)             0.20           (0.18)             (0.27)              0.16
-------------------------------------------------------------------------------------------------------------------------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 would have been 0.47% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.05% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                             SIX MONTHS                                      YEARS ENDED 10/31
                                  ENDED       --------------------------------------------------------------------------------
CLASS B                         4/30/05              2004              2003            2002            2001               2000
                            (UNAUDITED)
Net asset value, beginning
of period                        $16.90            $15.25            $12.29          $14.21          $26.87             $22.73
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)         $(0.07)           $(0.13)           $(0.06)         $(0.13)         $(0.16)            $(0.14)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                 0.63              1.78              3.02           (1.79)          (6.74)              6.04
----------------------------     ------            ------            ------          ------          ------             ------
Total from investment
operations                        $0.56             $1.65             $2.96          $(1.92)         $(6.90)             $5.90
----------------------------     ------            ------            ------          ------          ------             ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain
  on investments and
  foreign currency
  transactions                      $--               $--               $--             $--          $(5.76)            $(1.76)
----------------------------     ------            ------            ------          ------          ------             ------
Redemption fees added to
paid-in capital#                    $--             $0.00+++            $--             $--             $--                $--
----------------------------     ------            ------            ------          ------          ------             ------
Net asset value, end of
period                           $17.46            $16.90            $15.25          $12.29          $14.21             $26.87
----------------------------     ------            ------            ------          ------          ------             ------
Total return (%)&                  3.31++           10.82^^^+         24.08^^        (13.51)         (31.39)             26.26
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                             SIX MONTHS                                      YEARS ENDED 10/31
                                  ENDED       --------------------------------------------------------------------------------
CLASS B (CONTINUED)             4/30/05              2004              2003            2002            2001               2000
                            (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                         2.35+             2.35              2.34            2.32            2.27               2.20
------------------------------------------------------------------------------------------------------------------------------
Net investment loss               (0.82)+           (0.81)            (0.47)          (0.89)          (0.92)             (0.47)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                   47               163                93             130             112                182
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)            $94,312          $108,750          $129,229        $133,525        $268,518           $442,368
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss              $(0.07)*          $(0.13)*             $--             $--             $--                $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                         2.35+*            2.35*               --              --              --                 --
------------------------------------------------------------------------------------------------------------------------------
Net investment loss               (0.82)+*          (0.81)*              --              --              --                 --
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 would have been 0.56% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.05% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS C                          4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)
Net asset value, beginning
of period                         $16.74            $15.11            $12.18          $14.08          $26.74            $22.64
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment loss(S)          $(0.07)           $(0.13)           $(0.06)         $(0.13)         $(0.16)           $(0.11)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and
  foreign currency                  0.63              1.76              2.99           (1.77)          (6.70)             5.99
-----------------------------     ------            ------            ------          ------          ------            ------
Total from investment
operations                         $0.56             $1.63             $2.93          $(1.90)         $(6.86)            $5.88
-----------------------------     ------            ------            ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions              $--               $--               $--             $--          $(5.80)           $(1.78)
-----------------------------     ------            ------            ------          ------          ------            ------
Redemption fees added to
paid-in capital#                     $--             $0.00+++            $--             $--             $--               $--
-----------------------------     ------            ------            ------          ------          ------            ------
Net asset value, end of
period                            $17.30            $16.74            $15.11          $12.18          $14.08            $26.74
-----------------------------     ------            ------            ------          ------          ------            ------
Total return (%)&                   3.35++           10.79^^^+         24.06^^        (13.49)         (31.45)            26.28
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS C (CONTINUED)              4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                          2.35+             2.35              2.34            2.32            2.27              2.20
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (0.80)+           (0.81)            (0.47)          (0.91)          (0.92)            (0.39)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    47               163                93             130             112               182
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                    $21,178           $21,945           $24,777         $24,035         $44,241           $62,520
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss               $(0.07)*          $(0.13)*             $--             $--             $--               $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          2.35+*            2.35*               --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                (0.80)+*          (0.81)*              --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 would have been 0.58% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.06% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS I                          4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)
Net asset value, beginning
of period                         $18.04            $16.11            $12.86          $14.71          $27.71            $23.23
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#

  Net investment income(S)         $0.02             $0.04             $0.07           $0.02           $0.01             $0.15
------------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investments and
  foreign currency                  0.67              1.89              3.18           (1.87)          (6.97)             6.19
-----------------------------     ------            ------            ------          ------          ------            ------
Total from investment
operations                         $0.69             $1.93             $3.25          $(1.85)         $(6.96)            $6.34
-----------------------------     ------            ------            ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net realized gain on
  investments and foreign
  currency transactions              $--               $--               $--             $--          $(6.04)           $(1.96)
-----------------------------     ------            ------            ------          ------          ------            ------
Redemption fees added to
paid-in capital#                     $--             $0.00+++            $--             $--             $--               $--
-----------------------------     ------            ------            ------          ------          ------            ------
Net asset value, end of
period                            $18.73            $18.04            $16.11          $12.86          $14.71            $27.71
-----------------------------     ------            ------            ------          ------          ------            ------
Total return (%)&                   3.82++           11.98^^^+         25.27^^        (12.64)         (30.77)            27.56
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                              SIX MONTHS                                      YEARS ENDED 10/31
                                   ENDED       -------------------------------------------------------------------------------
CLASS I (CONTINUED)              4/30/05              2004              2003            2002            2001              2000
                             (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                          1.36+             1.34              1.33            1.32            1.27              1.20
------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.21+             0.21              0.53            0.16            0.08              0.50
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    47               163                93             130             112               182
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                     $7,008            $7,011            $6,249          $5,207          $6,085            $9,003
------------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income              $0.02*            $0.04*              $--             $--             $--               $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          1.36+*            1.34*               --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
Net investment income               0.21+*            0.21*               --              --              --                --
------------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 would have been 0.54% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.05% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
    The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1)                               4/30/05              10/31/04               10/31/03**
                                                      (UNAUDITED)
Net asset value, beginning of period                       $17.68                $15.87                 $12.63
---------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                          $(0.01)               $(0.02)                 $0.03
---------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           0.64                  1.83                   3.21
------------------------------------------------------     ------                ------                 ------
Total from investment operations                            $0.63                 $1.81                  $3.24
------------------------------------------------------     ------                ------                 ------
Redemption fees added to paid-in capital#                     $--                 $0.00+++                 $--
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $18.31                $17.68                 $15.87
------------------------------------------------------     ------                ------                 ------
Total return (%)&                                            3.56++               11.41^^^+              25.65++^^
---------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                       SIX MONTHS
                                                            ENDED            YEAR ENDED           PERIOD ENDED
CLASS R (FORMERLY CLASS R1) (CONTINUED)                   4/30/05              10/31/04               10/31/03**
                                                      (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                   1.88+                 1.83                   1.78+
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                (0.10)+               (0.10)                  0.21+
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                             47                   163                     93
---------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                  $2,790                $1,194                   $385
---------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                        $(0.01)*              $(0.02)*                  $--
---------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                   1.88+*                1.83*                    --
---------------------------------------------------------------------------------------------------------------
Net investment loss                                         (0.10)+*              (0.10)*                   --
---------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class R shares, December 31, 2002, through October 31, 2003.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
 ^^ The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of
    $0.07 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2003 would have been 0.55% lower.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. Theproceeds resulted in an increase in the net asset value of
    $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.06% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on
    February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 PERIOD ENDED
CLASS R1                                                              4/30/05**
                                                                  (UNAUDITED)

Net asset value, beginning of period                                   $18.12
-----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.01
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                      (0.67)^
-----------------------------------------------------------------     -------
Total from investment operations                                       $(0.66)
-----------------------------------------------------------------     -------
Net asset value, end of period                                         $17.46
-----------------------------------------------------------------     -------
Total return (%)&                                                       (3.64)++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               2.67+
-----------------------------------------------------------------------------
Net investment income                                                    0.69+
-----------------------------------------------------------------------------
Portfolio turnover                                                         47
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $48
-----------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.01*
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               2.67+*
-----------------------------------------------------------------------------
Net investment income                                                    0.69+*
-----------------------------------------------------------------------------
 * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
** For the period from the inception of Class R1 shares, April 1, 2005 through
   April 30, 2005.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 + Annualized.
++ Not annualized.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 PERIOD ENDED
CLASS R2                                                            4/30/05**
                                                                  (UNAUDITED)

Net asset value, beginning of period                                   $18.12
-------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.01
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                      (0.67)^
-----------------------------------------------------------------     -------
Total from investment operations                                       $(0.66)
-----------------------------------------------------------------     -------
Net asset value, end of period                                         $17.46
-----------------------------------------------------------------     -------
Total return (%)&                                                       (3.64)++
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               2.43+
-------------------------------------------------------------------------------
Net investment income                                                    0.94+
-------------------------------------------------------------------------------
Portfolio turnover                                                         47
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $48
-------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.01*
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               2.43+*
-------------------------------------------------------------------------------
Net investment income                                                    0.94+*
-------------------------------------------------------------------------------

 * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
** For the period from the inception of Class R2 shares, April 1, 2005 through
   April 30, 2005.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 + Annualized.
++ Not annualized.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                    SIX MONTHS
                                                                         ENDED             YEAR ENDED
CLASS R3 (FORMERLY CLASS R2)                                           4/30/05               10/31/04
                                                                   (UNAUDITED)
Net asset value, beginning of period                                    $17.63                 $15.87
------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                                $(0.02)                $(0.07)
------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                        0.62                   1.83
-------------------------------------------------------------------     ------                 ------
Total from investment operations                                         $0.60                  $1.76
-------------------------------------------------------------------     ------                 ------
Redemption fees added to paid-in capital#                                  $--                  $0.00+++
-------------------------------------------------------------------     ------                 ------
Net asset value, end of period                                          $18.23                 $17.63
-------------------------------------------------------------------     ------                 ------
Total return (%)&                                                         3.40++                11.09^^^+
------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                2.13+                  2.08
------------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.27)+                (0.45)
------------------------------------------------------------------------------------------------------
Portfolio turnover                                                          47                    163
------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $491                   $239
------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                     $(0.02)*               $(0.07)*
------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                2.13+*                 2.08*
------------------------------------------------------------------------------------------------------
Net investment loss                                                      (0.27)+*               (0.45)*
------------------------------------------------------------------------------------------------------

  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
^^^ The fund's net asset value and total return calculation include proceeds received on March 19,
    2004 for the remaining payment of a non-recurring litigation settlement from Cendant
    Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, total return for the year ended October 31, 2004 would have been 0.05% lower.
  + The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 PERIOD ENDED
CLASS R4                                                              4/30/05**
                                                                  (UNAUDITED)

Net asset value, beginning of period                                   $19.10
-------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.02
-------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                      (0.71)^
-----------------------------------------------------------------     -------
Total from investment operations                                       $(0.69)
-----------------------------------------------------------------     -------
Net asset value, end of period                                         $18.41
-----------------------------------------------------------------     -------
Total return (%)&                                                       (3.61)++
-------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.90+
-------------------------------------------------------------------------------
Net investment income                                                    1.46+
-------------------------------------------------------------------------------
Portfolio turnover                                                         47
-------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $48
-------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.02*
-------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.90+*
-------------------------------------------------------------------------------
Net investment income                                                    1.46+*
-------------------------------------------------------------------------------

 * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
** For the period from the inception of Class R4 shares, April 1, 2005 through
   April 30, 2005.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 + Annualized.
++ Not annualized.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                 PERIOD ENDED
CLASS R5                                                              4/30/05**
                                                                  (UNAUDITED)

Net asset value, beginning of period                                   $19.10
-----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.03
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                      (0.71)^
-----------------------------------------------------------------     -------
Total from investment operations                                       $(0.68)
-----------------------------------------------------------------     -------
Net asset value, end of period                                         $18.42
-----------------------------------------------------------------     -------
Total return (%)&                                                       (3.56)++
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.60+
-----------------------------------------------------------------------------
Net investment income                                                    1.78+
-----------------------------------------------------------------------------
Portfolio turnover                                                         47
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $48
-----------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.03*
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               1.60+*
-----------------------------------------------------------------------------
Net investment income                                                    1.78+*
-----------------------------------------------------------------------------

 * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
** For the period from the inception of Class R5 shares, April 1, 2005 through
   April 30, 2005.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 + Annualized.
++ Not annualized.
 ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds area valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

The fund was a participant in a class-action lawsuit against Cendant Corporation. On March 19, 2004 the fund received the remaining cash settlement in the amount of $235,375, recorded as a realized gain on investment transactions. The remaining proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the year ended October 31, 2004 would have been lower by 0.05%, 0.05%, 0.06%, 0.05%, 0.06%, and 0.05% for Class A, B, C, I, R, and R3 shares, respectively.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended April 30, 2005, the fund's custodian fees were reduced by $7,666 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended April 30, 2005, the fund's miscellaneous expenses were reduced by $8,648 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, passive foreign investment companies, and wash sales.

The fund paid no distributions for the years ended October 31, 2004 and October 31, 2003.

As of October 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                    $(197,464,451)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)          57,827,853
          ----------------------------------------------------------
          Other temporary differences                        (47,967)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          October 31, 2009                              $(88,353,717)
          ----------------------------------------------------------
          October 31, 2010                               (95,953,969)
          ----------------------------------------------------------
          October 31, 2011                               (13,156,765)
          ----------------------------------------------------------
          Total                                        $(197,464,451)
          ----------------------------------------------------------

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average net assets                0.90%
          ----------------------------------------------------------
          Next $1 billion of average net assets                 0.75%
          ----------------------------------------------------------
          Average net assets in excess of $2 billion            0.65%
          ----------------------------------------------------------

Management fees incurred for the six months ended April 30, 2005 were an effective rate of 0.90% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $769 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $1,315 for retired Independent Trustees for the six months ended April 30, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $117,040, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                           BEGINNING OF
                                          PERIOD THROUGH
          EFFECTIVE DATE                      2/28/05        3/01/05

          First $2 billion                   0.01120%        0.01626%
          -----------------------------------------------------------
          Next $2.5 billion                  0.00832%        0.01206%
          -----------------------------------------------------------
          Next $2.5 billion                  0.00032%        0.00056%
          -----------------------------------------------------------
          In excess of $7 billion            0.00000%        0.00000%
          -----------------------------------------------------------

For the six months ended April 30, 2005, the fund paid MFS $20,577, equivalent to 0.00903% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1,
Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $14,431 for the six months ended April 30, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), and Class R4 shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                CLASS A   CLASS B   CLASS C   CLASS R CLASS R1

Distribution Fee                  0.10%     0.75%     0.75%     0.25%    0.50%
------------------------------------------------------------------------------
Service Fee                       0.25%     0.25%     0.25%     0.25%    0.25%
------------------------------------------------------------------------------
Total Distribution Plan           0.35%     1.00%     1.00%     0.50%    0.75%
------------------------------------------------------------------------------

                               CLASS R2  CLASS R3  CLASS R4

Distribution Fee                  0.25%     0.25%        --
------------------------------------------------------------------------------
Service Fee                       0.25%     0.25%     0.25%
------------------------------------------------------------------------------
Total Distribution Plan           0.50%     0.50%     0.25%
------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended April 30, 2005 amounted to:

                                CLASS A   CLASS B   CLASS C   CLASS R CLASS R1

Service Fee Retained by MFD     $10,095    $1,063      $962       $10      $--
------------------------------------------------------------------------------

                               CLASS R2  CLASS R3  CLASS R4

Service Fee Retained by MFD         $--       $14       $--
-----------------------------------------------------------

The Class A distribution fee is currently being waived on a contractual basis.

Fees incurred under the distribution plan during the six months ended April 30, 2005 were as follows:

                                CLASS A   CLASS B   CLASS C   CLASS R CLASS R1

Effective Annual Percentage
Rates                             0.25%     1.00%     1.00%     0.50%    0.75%
------------------------------------------------------------------------------

                               CLASS R2  CLASS R3  CLASS R4

Effective Annual Percentage
Rates                             0.50%     0.50%     0.25%
-----------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended
April 30, 2005 were as follows:

                                CLASS A   CLASS B   CLASS C

Contingent Deferred Sales
Charges Imposed                  $9,461   $59,923      $504
-----------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the beginning of the period through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended April 30, 2005, the fund paid MFSC a fee of $231,528 for shareholder services which equated to 0.1016% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $107,387, and other costs paid by the fund directly to unaffiliated vendors for the six months ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $209,336,789 and $246,654,043, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $460,904,979
          ----------------------------------------------------------
          Gross unrealized appreciation                  $53,277,870
          ----------------------------------------------------------
          Gross unrealized depreciation                  (12,840,239)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $40,437,631
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended 4/30/05          Year ended 10/31/04
                                            SHARES          AMOUNT          SHARES          AMOUNT
CLASS A SHARES

Shares sold                                 1,516,693      $28,680,586      3,300,847      $56,503,582
-------------------------------------------------------------------------------------------------------
Shares reacquired                          (2,613,563)     (49,750,543)    (5,422,553)     (92,414,483)
-------------------------------------------------------------------------------------------------------
Net change                                 (1,096,870)    $(21,069,957)    (2,121,706)    $(35,910,901)
-------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                   400,785       $7,204,411        932,789      $15,208,458
-------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,433,831)     (25,849,368)    (2,971,167)     (48,310,681)
-------------------------------------------------------------------------------------------------------
Net change                                 (1,033,046)    $(18,644,957)    (2,038,378)    $(33,102,223)
-------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                   101,634       $1,788,820        139,965       $2,265,902
-------------------------------------------------------------------------------------------------------
Shares reacquired                            (188,185)      (3,359,199)      (468,899)      (7,546,242)
-------------------------------------------------------------------------------------------------------
Net change                                    (86,551)     $(1,570,379)      (328,934)     $(5,280,340)
-------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                    20,874         $406,440         54,853         $955,087
-------------------------------------------------------------------------------------------------------
Shares reacquired                             (35,293)        (690,814)       (53,953)        (932,446)
-------------------------------------------------------------------------------------------------------
Net change                                    (14,419)       $(284,374)           900          $22,641
-------------------------------------------------------------------------------------------------------

CLASS R SHARES (FORMERLY R1)

Shares sold                                    99,519       $1,899,328         91,918       $1,588,452
-------------------------------------------------------------------------------------------------------
Shares reacquired                             (14,626)        (278,454)       (48,614)        (829,241)
-------------------------------------------------------------------------------------------------------
Net change                                     84,893       $1,620,874         43,304         $759,211
-------------------------------------------------------------------------------------------------------

                                             Period ended 4/30/05*
                                            SHARES          AMOUNT
CLASS R1 SHARES

Shares sold                                     2,759          $50,000
-----------------------------------------------------------------------

CLASS R2 SHARES

Shares sold                                     2,759          $50,000
-----------------------------------------------------------------------

                                            Six months ended 4/30/05          Year ended 10/31/04
                                            SHARES          AMOUNT          SHARES          AMOUNT
CLASS R3 SHARES (FORMERLY R2)

Shares sold                                    15,780         $303,884         17,681         $299,195
-------------------------------------------------------------------------------------------------------
Shares reacquired                              (2,397)         (46,371)        (4,433)         (73,437)
-------------------------------------------------------------------------------------------------------
Net change                                     13,383         $257,513         13,248         $225,758
-------------------------------------------------------------------------------------------------------

                                             Period ended 4/30/05*
                                            SHARES          AMOUNT
CLASS R4 SHARES

Shares sold                                     2,618          $50,000
-----------------------------------------------------------------------

CLASS R5 SHARES

Shares sold                                     2,618          $50,000
-----------------------------------------------------------------------
* For the period from the inception of Class R1, Class R2, Class R4, and Class R5 shares, April 1, 2005 through April 30, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2005, was $1,486, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended April 30, 2005.

(7) RESTRICTED SECURITIES

At April 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.42% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                              DATE OF
DESCRIPTION               ACQUISITION      SHARES          COST         VALUE

Aber Diamond Corp.           12/07/04      69,320    $2,412,403    $1,778,226
-----------------------------------------------------------------------------

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
-------------------------------------------------------------------------------

At a special meeting of shareholders of MFS Global Growth Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                    NUMBER OF DOLLARS
                                           -----------------------------------
NOMINEE                                      AFFIRMATIVE    WITHHOLD AUTHORITY

Lawrence H. Cohn                          $513,280,779.34    $13,855,521.20
------------------------------------------------------------------------------
David H. Gunning                           514,041,593.07     13,094,707.47
------------------------------------------------------------------------------
William R. Gutow                           513,483,276.62     13,653,023.92
------------------------------------------------------------------------------
Michael Hegarty                            513,964,251.57     13,172,048.97
------------------------------------------------------------------------------
J. Atwood Ives                             513,305,005.21     13,831,295.33
------------------------------------------------------------------------------
Amy B. Lane                                515,431,513.10     11,704,787.44
------------------------------------------------------------------------------
Robert J. Manning                          513,818,995.89     13,317,304.65
------------------------------------------------------------------------------
Lawrence T. Perera                         513,384,556.38     13,751,744.16
------------------------------------------------------------------------------
Robert C. Pozen                            513,970,141.81     13,166,158.73
------------------------------------------------------------------------------
J. Dale Sherratt                           513,488,977.77     13,647,322.77
------------------------------------------------------------------------------
Laurie J. Thomsen                          515,427,571.45     11,708,729.09
------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             WGF-SEM-06/05 60M

MFS(R) STRATEGIC INCOME FUND                                            4/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                           SEMIANNUAL REPORT

                           LETTER FROM THE CEO                              1
                           --------------------------------------------------
                           PORTFOLIO COMPOSITION                            2
                           --------------------------------------------------
                           MANAGEMENT REVIEW                                3
                           --------------------------------------------------
                           PERFORMANCE SUMMARY                              5
                           --------------------------------------------------
                           EXPENSE TABLE                                    9
                           --------------------------------------------------
                           PORTFOLIO OF INVESTMENTS                        11
                           --------------------------------------------------
                           FINANCIAL STATEMENTS                            24
                           --------------------------------------------------
                           NOTES TO FINANCIAL STATEMENTS                   37
                           --------------------------------------------------
                           RESULTS OF SHAREHOLDER MEETING                  52
                           --------------------------------------------------
                           PROXY VOTING POLICIES AND INFORMATION           53
                           --------------------------------------------------
                           QUARTERLY PORTFOLIO DISCLOSURE                  53
                           --------------------------------------------------
                           CONTACT INFORMATION                     BACK COVER
                           --------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

              PORTFOLIO STRUCTURE*

              Bonds                                       91.7%
              Cash & Other Net Assets                      7.7%
              Convertibles                                 0.4%
              Convertible Preferred                        0.2%

              MARKET SECTORS*

              High Yield Corporates                       35.7%
              -------------------------------------------------
              International Government Bonds              15.7%
              -------------------------------------------------
              Emerging Market Bonds                       14.7%
              -------------------------------------------------
              High Grade Corporates                       10.3%
              -------------------------------------------------
              Commercial Mortgage-Backed
                Securities                                 8.6%
              -------------------------------------------------
              Cash & Other Net Assets                      7.7%
              -------------------------------------------------
              Mortgage-Backed Securities                   4.8%
              -------------------------------------------------
              U.S. Government Agencies                     1.8%
              -------------------------------------------------
              Domestic Convertibles                        0.6%
              -------------------------------------------------
              Other Securities                             0.1%
              -------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                         29.4%
              -------------------------------------------------
              AA                                           1.3%
              -------------------------------------------------
              A                                            3.1%
              -------------------------------------------------
              BBB                                         12.6%
              -------------------------------------------------
              BB                                          22.5%
              -------------------------------------------------
              B                                           23.4%
              -------------------------------------------------
              CCC                                          6.7%
              -------------------------------------------------
              CC                                           0.3%
              -------------------------------------------------
              Not Rated                                    0.7%
              -------------------------------------------------
              PORTFOLIO FACTS

              Average Duration                              4.2
              -------------------------------------------------
              Average Life                             7.9 yrs.
              -------------------------------------------------
              Average Maturity***                     10.6 yrs.
              -------------------------------------------------
              Average Credit Quality****                    BBB
              -------------------------------------------------
              Average Credit Quality
              Short-Term Bonds                              A-1
              -------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                               63.8%
              -------------------------------------------------
              Germany                                      4.4%
              -------------------------------------------------
              Brazil                                       2.9%
              -------------------------------------------------
              Russia                                       2.8%
              -------------------------------------------------
              Ireland                                      2.4%
              -------------------------------------------------
              Great Britain                                2.4%
              -------------------------------------------------
              Spain                                        2.3%
              -------------------------------------------------
              Mexico                                       2.1%
              -------------------------------------------------
              France                                       1.9%
              -------------------------------------------------
              Other Countries                             15.0%
              -------------------------------------------------

   * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

  ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 4/30/05.

 *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

**** The Portfolio Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

Percentages are based on net assets as of 4/30/05, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the six months ended April 30, 2005, Class A shares of the MFS Strategic Income Fund provided a total return of 0.88%, at net asset value. In comparison, the fund's benchmarks, the Lehman Brothers High Yield Index, the Lehman Brothers Aggregate Bond Index, the J.P. Morgan Emerging Market Bond Index Global, and the Citigroup World Government Bond Non-Dollar Hedged Index returned 0.08%, 0.98%, 3.51%, and 4.02%, respectively. The fund's main objective is to provide high current income by investing in fixed income securities. Its secondary objective is to provide significant capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in fixed income securities including U.S. Government securities, foreign government securities, mortgage-backed securities, asset- backed securities, corporate bonds, and emerging market securities.

MARKET ENVIRONMENT

The U.S. fixed-income market experienced a flattening of the yield curve during the six-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) The U.S. Federal Reserve Board raised its target federal funds rate four times, continuing its steady drumbeat of quarter-point rate hikes that had begun on June 30, 2004. But while the Fed seemed committed to a course of gradually raising short-term rates, it appeared to us that several factors caused long-term rates to stagnate or retreat.

Job growth, which had shot up in the spring of 2004, ebbed and flowed during the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate Gross Domestic Product (GDP) growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, the net effect was a substantial flattening of the yield curve as short-term rates rose significantly while long-term rates were generally flat to down.

In addition, performance in the corporate bond market slowed dramatically in the final months of the period as investors anticipated that General Motors, one of the largest issuers of corporate high-grade bonds, would see its debt downgraded to junk status.

DETRACTORS FROM PERFORMANCE

This is a broadly diversified bond fund. The fund's asset allocation is actively managed across a wide range of fixed-income sectors, including U.S. government bonds, mortgage-backed, agency-backed, and asset-backed securities, international bonds (including emerging market debt), and high-grade and high-yield corporate bonds.

A large portion of the fund's underperformance came from our exposure to high yield bonds. During the prior six months the high yield market - as measured by the Lehman Brothers High Yield Index - advanced an anemic 0.08%. In North America, quality factors hindered performance; this was particularly true with "BBB", "BB" and "CCC"-rated bonds. Bond selection in the industrial group also detracted from results. At the issue level, bonds from Iron Mountain and Stone Container were among the top detractors.

CONTRIBUTORS TO PERFORMANCE

While we do not actively manage interest rates, our overall duration positioning in North America contributed to results. (Duration is a measure of sensitivity to interest rate changes.) Among individual contributors to performance, sovereign bonds from the nations of New Zealand, Germany, Finland, and Spain contributed to performance.

    Respectfully,

/s/ William J. Adams

    William J. Adams
    Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 4/30/05
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

                      Class
  Share class     inception date    6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
       A             10/29/87        0.88%    7.00%    8.74%    6.28%    6.87%
------------------------------------------------------------------------------
       B             9/07/93         0.53%    6.32%    8.08%    5.59%    6.19%
------------------------------------------------------------------------------
       C             9/01/94         0.52%    6.32%    8.04%    5.57%    6.19%
------------------------------------------------------------------------------
       I             1/08/97         1.06%    7.38%    9.11%    6.65%    7.17%
------------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks              6-mo     1-yr     3-yr     5-yr     10-yr
------------------------------------------------------------------------------
Average multisector
income fund+                         1.83%    7.87%    9.37%    7.21%    6.88%
------------------------------------------------------------------------------
Citigroup World Government Bond
Non-Dollar Hedged Index##            4.02%    6.86%    5.33%    5.86%    8.00%
------------------------------------------------------------------------------
J.P. Morgan Emerging Market Bond
Index Global#                        3.51%   14.60%   14.24%   12.04%   14.70%
------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index##                              0.98%    5.26%    5.79%    7.49%    7.14%
------------------------------------------------------------------------------
Lehman Brothers High Yield
Index##                              0.08%    6.52%   10.06%    6.88%    6.96%
------------------------------------------------------------------------------

--------------------
Average annual
with sales charge
--------------------

Share class
------------------------------------------------------------------------------
       A                            -3.91%    1.92%    6.99%    5.25%    6.36%
------------------------------------------------------------------------------
       B                            -3.38%    2.32%    7.22%    5.28%    6.19%
------------------------------------------------------------------------------
       C                            -0.46%    5.32%    8.04%    5.57%    6.19%
------------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
       A                             0.88%    7.00%   28.57%   35.58%   94.43%
------------------------------------------------------------------------------
       B                             0.53%    6.32%   26.25%   31.25%   82.30%
------------------------------------------------------------------------------
       C                             0.52%    6.32%   26.11%   31.13%   82.38%
------------------------------------------------------------------------------
       I                             1.06%    7.38%   29.90%   37.97%   99.86%
------------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Bloomberg.
## Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

Citigroup World Government Non-Dollar Hedged Bond Index - is a market capitalization weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the U.S. Country eligibility is determined based upon market capitalization and investability criteria.

J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) - tracks total returns for dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities of emerging markets countries.

Lehman Brothers Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset- backed securities.

Lehman Brothers High Yield Index - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

From time to time, a portion of the fund's distributions may include a return of capital for shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce a shareholder's tax basis in his or her shares and, to the extent the distribution exceeds a shareholder's adjusted tax basis, will be treated as a gain to the shareholder from a sale of shares.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in high yield or lower-rated securities (non-rated, below "BBB"), which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the portfolio's value more sensitive to developments associated with the issuer and the overall market.

When interest rates rise, the prices of fixed income securities in the portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the portfolio will generally rise.

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities, therefore, the average maturity of the portfolio's fixed income investments will affect the volatility of the portfolio's share price.

Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due.

Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM NOVEMBER 1, 2004, THROUGH APRIL 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period Novemer 1, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------
Share Class
------------

-------------------------------------------------------------------------------
                                                                     Expenses
                                       Beginning       Ending       Paid During
                        Annualized      Account        Account        Period**
                         Expense        Value           Value         11/01/04
                          Ratio        11/01/04        4/30/05        -4/30/05
-------------------------------------------------------------------------------
     Actual               0.83%        $1,000          $1,009            $4.13
 A   --------------------------------------------------------------------------
     Hypothetical*        0.83%        $1,000          $1,021            $4.16
-------------------------------------------------------------------------------
     Actual               1.49%        $1,000          $1,005            $7.41
 B   --------------------------------------------------------------------------
     Hypothetical*        1.49%        $1,000          $1,017            $7.45
-------------------------------------------------------------------------------
     Actual               1.49%        $1,000          $1,005            $7.41
 C   --------------------------------------------------------------------------
     Hypothetical*        1.49%        $1,000          $1,017            $7.45
-------------------------------------------------------------------------------
     Actual               0.48%        $1,000          $1,011            $2.39
 I   --------------------------------------------------------------------------
     Hypothetical*        0.48%        $1,000          $1,022            $2.41
-------------------------------------------------------------------------------
* 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/05
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.6%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT          $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.1%
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                          $ 1,000,000    $      952,500
-------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                        870,000           859,125
-------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                       445,000           439,438
-------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                               1,975,000         1,802,187
-------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                         445,000           486,719
-------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                           945,000           959,175
-------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                          965,000           993,950
-------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                       463,000           582,361
-------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014##                   830,000           531,200
-------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006,
12.25% to 2009                                                        1,645,000         1,529,850
-------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                       1,820,000         1,904,175
-------------------------------------------------------------------------------------------------
                                                                                   $   11,040,680
-------------------------------------------------------------------------------------------------
Aerospace - 0.2%
-------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                 $   700,000    $      714,000
-------------------------------------------------------------------------------------------------

Airlines - 0.3%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                            $   400,000    $      325,489
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                787,145           639,955
-------------------------------------------------------------------------------------------------
                                                                                   $      965,444
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                    $   435,000    $      461,100
-------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 8.6%
-------------------------------------------------------------------------------------------------
ARCap, Inc., FRN, 6.0996%, 2045##                                   $   900,000    $      827,004
-------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2017##                                       1,200,000         1,076,040
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.2905%, 2029                        1,485,000         1,541,567
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.7805%, 2029##                        790,000           692,824
------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                3,640,000         3,747,099
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                   2,000,000         2,025,311
-------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                     148,000           148,579
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.38%, 2035                                                           1,600,000         1,733,806
-------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp.,
6.78%, 2040                                                           2,150,000         2,317,114
-------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                  400,000           386,516
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                              550,000           555,325
-------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., FRN, 7.8612%, 2032                       385,000           427,485
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                 1,050,000           982,508
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.4122%, 2023^^ ##                         6,301,985           802,334
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 4.1285%, 2023^^                            4,803,488           838,448
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America,
0.7035%, 2035^^                                                      51,683,987         1,098,584
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage
Trust, 7%, 2029##                                                       600,000           675,537
-------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                1,758,000         1,670,978
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.18%, 2009                             430,000           459,358
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5009%, 2014^^ ##                   10,951,115           930,845
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                          2,500,000         2,590,213
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                   1,975,000         1,987,379
-------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN,
7.3941%, 2013##                                                         875,000           957,131
-------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., FRN,
7.3429%, 2012##                                                       1,800,000         2,030,522
-------------------------------------------------------------------------------------------------
                                                                                   $   30,502,507
-------------------------------------------------------------------------------------------------
Automotive - 1.2%
-------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                     $   105,000    $       93,450
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                         1,501,000         1,399,105
-------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                    2,698,000         2,053,664
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                      219,000           226,665
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                         361,000           388,075
-------------------------------------------------------------------------------------------------
                                                                                   $    4,160,959
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 2.8%
-------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014##                      $ 1,682,000    $    1,682,000
-------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., 4.77%, 2012##                        800,000           760,000
-------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., FRN, 5.506% to 2015,
5.70% to 2049##                                                         773,000           738,941
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007                           999,000         1,079,919
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                          85,000            91,885
-------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                            182,000           187,460
-------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 4.75%, 2014##                  EUR        755,000    $    1,024,440
-------------------------------------------------------------------------------------------------
RBS Capital Trust II, FRN, 5.1525% to 2034,
6.425% to 2049                                                      $   576,000           621,801
-------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                    1,368,000         1,345,770
-------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                      648,000           714,278
-------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, FRN, 6.56% to 2010,
9.2% to 2049##                                                        1,482,000         1,789,362
-------------------------------------------------------------------------------------------------
                                                                                   $   10,035,856
-------------------------------------------------------------------------------------------------
Basic Industry - 0.1%
-------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                          $   275,000    $      270,875
-------------------------------------------------------------------------------------------------
Thermadyne Holdings, 12.5%, 2008*                                     2,000,000                 0
-------------------------------------------------------------------------------------------------
                                                                                   $      270,875
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.4%
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                    $ 1,634,000    $    1,674,850
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                            1,580,000         1,141,550
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                          1,090,000         1,046,400
-------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                             1,628,000         1,726,797
-------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                      420,000           402,150
-------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                       395,000           414,750
-------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                        1,427,000         1,262,895
-------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                    841,000         1,071,523
-------------------------------------------------------------------------------------------------
                                                                                   $    8,740,915
-------------------------------------------------------------------------------------------------
Building - 0.7%
-------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                          $   735,000    $      788,947
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014                        545,000           527,969
-------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                      355,000           379,850
-------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                       665,000           588,525
-------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                     795,000           397,500
-------------------------------------------------------------------------------------------------
                                                                                   $    2,682,791
-------------------------------------------------------------------------------------------------
Business Services - 1.2%
-------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                   $   650,000    $      651,625
-------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                      1,250,000         1,193,750
-------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                 1,060,000         1,028,200
-------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                             1,185,000         1,264,988
-------------------------------------------------------------------------------------------------
                                                                                   $    4,138,563
-------------------------------------------------------------------------------------------------
Chemicals - 2.7%
-------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009                                         $   900,000    $      949,500
-------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2009                              1,116,000         1,230,390
-------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                    835,000           931,025
-------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                               438,000           454,425
-------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                       1,210,000         1,427,800
-------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                     EUR         70,000            95,469
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                $ 1,340,000         1,530,950
-------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                  475,000           484,500
-------------------------------------------------------------------------------------------------
Nalco Financial Holdings LLC, 0% to 2009, 9% to 2014                    605,000           444,675
-------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                        955,000           965,744
-------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                             1,190,000         1,112,650
-------------------------------------------------------------------------------------------------
                                                                                   $    9,627,128
-------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
-------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                        $   315,000    $      311,850
-------------------------------------------------------------------------------------------------

Construction - 0.2%
-------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                         $   760,000    $      825,533
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 0.3%
-------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                               $   415,000    $      394,250
-------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011                              760,000           731,500
-------------------------------------------------------------------------------------------------
                                                                                   $    1,125,750
-------------------------------------------------------------------------------------------------
Containers - 1.2%
-------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011                            $ 1,435,000    $    1,549,800
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                      390,000           415,350
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     1,460,000         1,547,600
-------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                               1,030,000           772,500
-------------------------------------------------------------------------------------------------
                                                                                   $    4,285,250
-------------------------------------------------------------------------------------------------
Defense Electronics - 0.4%
-------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                     $ 1,575,000    $    1,547,438
-------------------------------------------------------------------------------------------------

Electronics - 0.2%
-------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                          $   790,000    $      754,450
-------------------------------------------------------------------------------------------------

Emerging Market Quasi-Sovereign - 1.7%
-------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                           $ 1,330,000    $    1,559,425
-------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                             950,000         1,090,125
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                        916,000         1,060,270
-------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                  801,000           971,075
-------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                 1,020,000         1,254,249
-------------------------------------------------------------------------------------------------
                                                                                   $    5,935,144
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 10.3%
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                $ 6,511,318    $    6,490,937
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                              3,071,000         3,040,290
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 4.25%, 2024                                 995,000           905,450
-------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 3.01%, 2012                               3,115,000         2,593,238
-------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013                                      662,000           750,377
-------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                      623,000           756,945
-------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                               2,954,000         3,482,495
-------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                        529,000           592,480
-------------------------------------------------------------------------------------------------
Republic of Peru, 9.875%, 2015                                        1,014,000         1,190,183
-------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                           907,000           956,885
-------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                  308,000           355,740
-------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                  2,164,000         2,683,360
-------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                         908,000           880,760
-------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011                                   3,336,000         2,997,285
-------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                         1,214,000         1,733,471
-------------------------------------------------------------------------------------------------
Russian Federation, 5%, 2030                                          1,267,000         1,347,074
-------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                           1,610,000         2,406,950
-------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015                                   1,078,000         1,141,602
-------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                     921,000         1,078,491
-------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                     1,374,000         1,487,355
-------------------------------------------------------------------------------------------------
                                                                                   $   36,871,368
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                             $   855,000    $      897,750
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                     860,000           900,850
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                 185,000           181,300
-------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                     665,000           641,725
-------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                           994,000           913,400
-------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                  665,000           658,350
-------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                       665,000           691,600
-------------------------------------------------------------------------------------------------
                                                                                   $    4,884,975
-------------------------------------------------------------------------------------------------
Energy - Integrated - 0.2%
-------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                      $    87,000    $       96,761
-------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                               590,000           654,163
-------------------------------------------------------------------------------------------------
                                                                                   $      750,924
-------------------------------------------------------------------------------------------------
Entertainment - 1.1%
-------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                 $   864,000    $      855,360
-------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.7%, 2013                                         890,000           841,561
-------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                          565,000           542,400
-------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                            913,000           798,875
-------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                          653,000           791,142
-------------------------------------------------------------------------------------------------
                                                                                   $    3,829,338
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.0%
-------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                $ 1,515,000    $    1,651,350
-------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                           880,000           902,000
-------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                          750,000           880,694
-------------------------------------------------------------------------------------------------
                                                                                   $    3,434,044
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.0%
-------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                              $ 1,145,000    $    1,190,800
-------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                   1,750,000         1,949,062
-------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.25%, 2028                                    1,075,000         1,057,531
-------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                       775,000           771,125
-------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015##                               EUR        575,000           614,054
-------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                  $   775,000           767,250
-------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                     890,000           818,800
-------------------------------------------------------------------------------------------------
                                                                                   $    7,168,622
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.2%
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                      $   720,000    $      709,200
-------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                          900,000           911,250
-------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015##                                        510,000           485,137
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                        1,740,000         1,848,750
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                             1,025,000         1,030,125
-------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                  935,000         1,019,150
-------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                   750,000           735,000
-------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012               1,000,000         1,096,250
-------------------------------------------------------------------------------------------------
                                                                                   $    7,834,862
-------------------------------------------------------------------------------------------------
Industrial - 1.2%
-------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                             $ 1,280,000    $    1,369,600
-------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                      1,000,000         1,015,000
-------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013             1,000,000           790,000
-------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                 1,000,000           982,500
-------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                      140,000           148,400
-------------------------------------------------------------------------------------------------
                                                                                   $    4,305,500
-------------------------------------------------------------------------------------------------
Insurance - 1.0%
-------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                     $ 3,664,000    $    3,479,811
-------------------------------------------------------------------------------------------------

Insurance - Property & Casualty - 0.4%
-------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049                                       EUR        947,000    $    1,324,970
-------------------------------------------------------------------------------------------------

International Market Sovereign - 15.4%
-------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.65%, 2009                            CAD        400,000    $      329,950
-------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                          AUD      1,113,000           914,459
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                      EUR      7,834,000        10,406,157
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                     EUR        436,000           577,347
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                     EUR        494,000           866,468
-------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                             CAD        366,000           312,155
-------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                            CAD      1,448,000         1,238,122
-------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                             CAD        177,000           143,678
-------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                          NZD        829,000           631,119
-------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013                        NZD      5,301,000         4,037,254
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                          EUR      1,962,000         2,681,572
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                          EUR      2,814,000         3,774,522
-------------------------------------------------------------------------------------------------
Kingdom of Norway, 6.5%, 2013                                NOK      3,105,000           589,219
-------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                   EUR      2,209,328         3,117,290
-------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                EUR      3,300,000         4,816,393
-------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                EUR      2,262,000         2,957,027
-------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                              EUR      3,684,000         4,987,491
-------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                 EUR        187,000           312,308
-------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                             EUR      4,186,000         5,629,528
-------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                              EUR        459,000           651,189
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2008                            GBP        411,000           794,623
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                         GBP        865,000         1,735,599
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                            GBP      1,335,000         3,289,521
-------------------------------------------------------------------------------------------------
                                                                                   $   54,792,991
-------------------------------------------------------------------------------------------------
Machinery & Tools - 1.9%
-------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                              $ 1,415,000    $    1,482,213
-------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                   755,000           770,100
-------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                        562,000           625,225
-------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                995,000         1,079,575
-------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                              795,000           862,575
-------------------------------------------------------------------------------------------------
Terex Corp., 7.375%, 2014                                               120,000           120,600
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                      2,075,000         1,976,438
-------------------------------------------------------------------------------------------------
                                                                                   $    6,916,726
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.5%
-------------------------------------------------------------------------------------------------
Baxter International, Inc., 9.5%, 2008                              $   677,000    $      772,295
-------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013##                                            270,000           267,300
-------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                 690,000           692,489
-------------------------------------------------------------------------------------------------
                                                                                   $    1,732,084
-------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
-------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                    $   150,000    $      147,000
-------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                     115,000           118,162
-------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                             901,000           894,242
-------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                      860,000           890,100
-------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                         742,000           891,124
-------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                           627,000           689,700
-------------------------------------------------------------------------------------------------
                                                                                   $    3,630,328
-------------------------------------------------------------------------------------------------

Mortgage Backed - 4.8%
-------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                       $13,661,436    $   13,888,947
-------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                  603,348           628,604
-------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                  2,696,735         2,678,099
-------------------------------------------------------------------------------------------------
                                                                                   $   17,195,650
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.2%
-------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                  $   610,000    $      661,850
-------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 2.3%
-------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                      $   300,000    $      325,425
-------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                      1,826,000         2,150,575
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                          570,000           538,650
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                     1,090,000         1,098,175
-------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                          850,000           906,504
-------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                             167,000           169,101
-------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                          1,250,000         1,358,625
-------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                     1,500,000         1,563,750
-------------------------------------------------------------------------------------------------
                                                                                   $    8,110,805
-------------------------------------------------------------------------------------------------
Pollution Control - 0.2%
-------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                      $   715,000    $      695,338
-------------------------------------------------------------------------------------------------

Printing & Publishing - 1.6%
-------------------------------------------------------------------------------------------------
Cenveo, Inc., 9.625%, 2012                                          $ 1,530,000    $    1,629,450
-------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                      1,100,000         1,204,500
-------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                        986,000         1,094,460
-------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                EUR        640,000           815,222
-------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                 $ 1,180,000         1,144,600
-------------------------------------------------------------------------------------------------
                                                                                   $    5,888,232
-------------------------------------------------------------------------------------------------
Restaurants - 0.2%
-------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                     $   480,000    $      579,642
-------------------------------------------------------------------------------------------------

Retailers - 0.8%
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                       $   885,000    $      907,125
-------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                     1,126,000         1,074,163
-------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                           1,080,000         1,004,400
-------------------------------------------------------------------------------------------------
                                                                                   $    2,985,688
-------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
-------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                        $ 1,125,000    $    1,164,375
-------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 2.5%
-------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                   $   744,000    $      830,490
-------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                      675,000           669,938
-------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                 1,225,000           924,875
-------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                          995,000         1,087,038
-------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                            620,000           660,300
-------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 14%, 2009*                                       2,800,000                 0
-------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                 229,000           234,725
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                              1,340,000         1,356,750
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                               205,000           218,325
-------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                       990,000         1,015,988
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                    1,045,000         1,047,613
-------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                           425,000           466,438
-------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                   440,000           476,300
-------------------------------------------------------------------------------------------------
                                                                                   $    8,988,780
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.9%
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                            $ 1,398,000    $    1,513,335
-------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                543,000           727,625
-------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                         675,000           729,000
-------------------------------------------------------------------------------------------------
MCI, Inc., 8.735%, 2014                                                 645,000           698,213
-------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                   1,055,000         1,186,875
-------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.625%, 2007                          EUR        966,000         1,305,845
-------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                     $   540,000           491,400
-------------------------------------------------------------------------------------------------
                                                                                   $    6,652,293
-------------------------------------------------------------------------------------------------
Tobacco - 0.3%
-------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                   $ 1,069,000    $    1,111,760
-------------------------------------------------------------------------------------------------

Transportation - Services - 0.1%
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                      $   520,000    $      522,600
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 1.8%
-------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                             $   910,000    $      904,742
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                              472,981           459,218
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                            1,001,040           997,160
-------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                            2,412,774         2,455,072
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                             900,000           885,475
-------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                              725,000           724,127
-------------------------------------------------------------------------------------------------
                                                                                   $    6,425,794
-------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.6%
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                    $ 3,000,000    $    3,040,194
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008###                                   6,787,000         6,677,505
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                           840,268           934,634
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                         3,990,240         4,140,964
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2015                                       911,714           914,242
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2015                                           697,000           685,701
-------------------------------------------------------------------------------------------------
                                                                                   $   16,393,240
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.9%
-------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                               $ 1,435,000    $    1,564,150
-------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                        1,450,000         1,544,250
-------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                 1,705,000         2,040,868
-------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                          1,500,000         1,605,000
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                            800,000           552,000
-------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                 446,000           474,990
-------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                            679,000           828,692
-------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                   790,000           797,900
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                      712,000           803,489
-------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                              838,000           883,002
-------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                   785,000           781,075
-------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                      1,500,000         1,607,970
-------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                          1,531,000         1,546,310
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                      670,000           680,806
-------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                      342,000           345,212
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                    795,000           812,888
-------------------------------------------------------------------------------------------------
TXU Corp., 6.5%, 2024##                                               2,475,000         2,442,902
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - continued
-------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                     $ 1,065,000    $    1,043,700
-------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                          553,646           609,187
-------------------------------------------------------------------------------------------------
                                                                                   $   20,964,391
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $329,115,098)                                        $ 337,423,214
-------------------------------------------------------------------------------------------------

Stocks - 0%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
-------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*+                                                       814    $       85,470
-------------------------------------------------------------------------------------------------

Consumer Goods and Services - 0%
-------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc.*                                                809    $            0
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 0%
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                     1    $           30
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $302,783)                                           $       85,500
-------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.2%
-------------------------------------------------------------------------------------------------
Automotive - 0.2%
-------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%
(Identified Cost, $721,213)                                              13,755    $      535,757
-------------------------------------------------------------------------------------------------

Preferred Stocks - 0%
-------------------------------------------------------------------------------------------------
Real Estate - 0%
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75% (Identified Cost, 74,529)               2,725    $       72,376
-------------------------------------------------------------------------------------------------

Warrants - 0%
-------------------------------------------------------------------------------------------------
                                        STRIKE             FIRST
ISSUER                                   PRICE          EXERCISE         SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Banco Central del Uruguay
(Emerging Market Sovereign)*               N/A               N/A      1,250,000    $            0
-------------------------------------------------------------------------------------------------
DWC Construction Co., Inc.
(Utilities - Other)*                KRW 373.00            6/29/01        67,756            20,149
-------------------------------------------------------------------------------------------------
DWC Trading (Utilities - Other)*    KRW 166.00            6/29/01        26,835            13,349
-------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc.
(Consumer Goods and Services)*           $0.01            8/08/96           655                 0
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.
(Specialty Chemicals)*                  $52.00           12/31/02             2                 3
-------------------------------------------------------------------------------------------------

Total Warrants (Identified Cost, $--)                                              $       33,501
------------------------------------------------------------------------------------------------

Convertible Bonds - 0.4%
------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
 ------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
 ------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010
(Identified Cost, $1,246,287)                                       $ 1,300,000    $    1,287,000
 ------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.0%
------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 2.93%, due 5/02/05<        $       900    $          900
 ------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05<                  10,586,000        10,585,133
 ------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                    $   10,586,033
 ------------------------------------------------------------------------------------------------

Repurchase Agreement - 0%
------------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 4/29/05, due 5/02/05, total
to be received $2,000.49 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                            $     2,000    $        2,000
 ------------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $342,047,943)                               $  350,025,381
 ------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.8%                                                   6,484,563
 ------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $  356,509,944
 ------------------------------------------------------------------------------------------------
  * Non-income producing security.
  < The rate shown represents an annualized yield at time of purchase.
 ^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  + Resticted security.
(+) As of April 30, 2005, the fund had 4 securities representing $85,470 and 0.02% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

FRN= Floating Rate Note.
N/A= Strike price and first exercise date have not been made available by issuer.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

  AUD = Australian Dollar                   GBP = British Pound
  CAD = Canadian Dollar                     KRW = South Korean Won
  CHF = Swiss Franc                         NOK = Norwegian Krone
  DKK = Danish Krone                        NZD = New Zealand Dollar
  EUR = Euro                                SEK = Swedish Krona

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 4/30/05

ASSETS
Investments, at value (identified cost, $342,047,943)           $350,025,381
--------------------------------------------------------------------------------------------------
Cash                                                                      78
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts           442,211
--------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open futures
contracts                                                             60,750
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    5,321,487
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      613,081
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  6,154,025
--------------------------------------------------------------------------------------------------
Other assets                                                           2,965
--------------------------------------------------------------------------------------------------
Total assets                                                                          $362,619,978
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $432,944
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts              390,679
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts
subject to master netting agreements                                  14,263
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  4,658,352
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   422,905
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       4,679
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         41,831
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        12,019
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     318
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               132,044
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $6,110,034
--------------------------------------------------------------------------------------------------
Net assets                                                                            $356,509,944
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $425,126,444
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                       7,592,421
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                            (72,270,883)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (3,938,038)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $356,509,944
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               53,061,818
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $192,052,118
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              28,440,480
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $6.75
--------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$6.75)                                                 $7.09
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $117,731,852
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              17,624,104
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $6.68
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $34,619,807
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               5,206,673
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $6.65
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $12,106,167
--------------------------------------------------------------------------------------------------
  Shares outstanding                                               1,790,561
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                                            $6.76
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/05

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Interest                                                        $11,709,378
---------------------------------------------------------------------------------------------------
  Dividends                                                            25,332
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $11,734,710
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $1,178,221
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                                9,916
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         319,510
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              333,666
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              620,087
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              178,972
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   16,300
---------------------------------------------------------------------------------------------------
  Custodian fee                                                        87,318
---------------------------------------------------------------------------------------------------
  Printing                                                             49,099
---------------------------------------------------------------------------------------------------
  Postage                                                               5,338
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        28,275
---------------------------------------------------------------------------------------------------
  Legal fees                                                            5,000
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                        66,653
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $2,898,355
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (7,756)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (887,469)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $2,003,130
---------------------------------------------------------------------------------------------------
Net investment income                                                                    $9,731,580
---------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                          $7,702,941
---------------------------------------------------------------------------------------------------
  Futures contracts                                                   114,663
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                    (2,165,072)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $5,652,532
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                    $(13,744,540)
---------------------------------------------------------------------------------------------------
  Futures contracts                                                    17,086
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                        1,124,438
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                   $(12,603,016)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                        $(6,950,484)
---------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $2,781,096
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                         SIX MONTHS ENDED               YEAR ENDED
                                                                  4/30/05                 10/31/04
                                                              (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS

Net investment income                                          $9,731,580              $21,158,187
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           5,652,532                7,279,088
--------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                          (12,603,016)               4,508,242
--------------------------------------------------------     ------------             ------------
Change in net assets from operations                           $2,781,096              $32,945,517
--------------------------------------------------------     ------------             ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                     $(5,909,753)            $(11,527,423)
--------------------------------------------------------------------------------------------------
  Class B                                                      (3,437,398)              (7,428,777)
--------------------------------------------------------------------------------------------------
  Class C                                                        (992,138)              (2,061,458)
--------------------------------------------------------------------------------------------------
  Class I                                                        (399,782)                (687,080)
--------------------------------------------------------     ------------             ------------
Total distributions declared to shareholders                 $(10,739,071)            $(21,704,738)
--------------------------------------------------------     ------------             ------------
Change in net assets from fund share transactions             $(4,275,436)            $(30,796,574)
--------------------------------------------------------     ------------             ------------
Redemption fees                                                    $1,105                   $1,803
--------------------------------------------------------     ------------             ------------
Total change in net assets                                   $(12,232,306)            $(19,553,992)
--------------------------------------------------------     ------------             ------------

NET ASSETS

At beginning of period                                       $368,742,250             $388,296,242
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in
excess of net investment income of $3,938,038 and
$2,295,382, respectively)                                    $356,509,944             $368,742,250
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                     SIX MONTHS                                   YEAR ENDED 10/31
                                          ENDED      --------------------------------------------------------------------------
CLASS A                                 4/30/05             2004            2003            2002            2001           2000
                                    (UNAUDITED)

Net asset value, beginning
of period                                 $6.90            $6.69           $6.24           $6.46           $6.67          $7.30
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                $0.19            $0.40           $0.38           $0.41           $0.52          $0.60
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        (0.13)            0.22            0.46           (0.20)          (0.16)         (0.59)
-------------------------------------    ------           ------          ------          ------          ------         ------
Total from investment operations          $0.06            $0.62           $0.84           $0.21           $0.36          $0.01
-------------------------------------    ------           ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income             $(0.21)          $(0.41)         $(0.39)         $(0.39)         $(0.49)        $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                       --               --              --           (0.04)          (0.08)         (0.16)
-------------------------------------    ------           ------          ------          ------          ------         ------
Total distributions declared
to shareholders                          $(0.21)          $(0.41)         $(0.39)         $(0.43)         $(0.57)        $(0.64)
-------------------------------------    ------           ------          ------          ------          ------         ------
Net asset value, end of period            $6.75            $6.90           $6.69           $6.24           $6.46          $6.67
-------------------------------------    ------           ------          ------          ------          ------         ------
Total return (%)(+)                        0.88++           9.57           13.81            3.39            5.54          (0.03)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                   YEAR ENDED 10/31
                                          ENDED      --------------------------------------------------------------------------
CLASS A (CONTINUED)                     4/30/05             2004            2003            2002            2001           2000
                                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                 0.83+            0.87            0.93            0.94            0.96           0.92
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                5.64+            5.92            5.89            6.59            7.83           8.57
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           34               64             136             147             153            127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $192,052         $190,165        $190,926        $176,624        $184,482       $111,791
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.17            $0.37           $0.36           $0.39           $0.46          $0.54
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                 1.32+            1.32            1.32            1.40            1.80           1.81
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                      5.15+            5.47            5.50            6.13            6.99           7.68
-------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)(S) As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEAR ENDED 10/31
                                          ENDED      --------------------------------------------------------------------------
CLASS B                                 4/30/05             2004            2003            2002            2001           2000
                                    (UNAUDITED)

Net asset value, beginning
of period                                 $6.83            $6.62           $6.18           $6.39           $6.61          $7.24
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                $0.17            $0.35           $0.34           $0.37           $0.47          $0.55
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        (0.13)            0.22            0.45           (0.19)          (0.17)         (0.59)
-------------------------------------    ------           ------          ------          ------          ------         ------
Total from investment operations          $0.04            $0.57           $0.79           $0.18           $0.30         $(0.04)
-------------------------------------    ------           ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income             $(0.19)          $(0.36)         $(0.35)         $(0.36)         $(0.45)        $(0.44)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                       --               --              --           (0.03)          (0.07)         (0.15)
-------------------------------------    ------           ------          ------          ------          ------         ------
Total distributions declared
to shareholders                          $(0.19)          $(0.36)         $(0.35)         $(0.39)         $(0.52)        $(0.59)
-------------------------------------    ------           ------          ------          ------          ------         ------
Net asset value, end of period            $6.68            $6.83           $6.62           $6.18           $6.39          $6.61
-------------------------------------    ------           ------          ------          ------          ------         ------
Total return (%)                           0.53++           8.90           13.00            2.93            4.71          (0.67)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                   YEAR ENDED 10/31
                                          ENDED      --------------------------------------------------------------------------
CLASS B (CONTINUED)                     4/30/05             2004            2003            2002            2001           2000
                                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                 1.49+            1.52            1.58            1.59            1.61           1.56
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                5.01+            5.27            5.25            5.95            7.22           7.89
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           34               64             136             147             153            127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $117,732         $130,075        $146,903        $146,096        $163,299       $137,013
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.15            $0.32           $0.31           $0.34           $0.42          $0.49
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                 1.98+            1.97            1.97            2.05            2.45           2.45
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                      4.52+            4.82            4.86            5.49            6.38           7.00
-------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEAR ENDED 10/31
                                          ENDED      --------------------------------------------------------------------------
CLASS C                                 4/30/05             2004            2003            2002            2001           2000
                                    (UNAUDITED)

Net asset value, beginning
of period                                 $6.80            $6.59           $6.15           $6.37           $6.59          $7.22
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                $0.17            $0.35           $0.33           $0.37           $0.47          $0.55
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        (0.13)            0.22            0.45           (0.20)          (0.17)         (0.59)
-------------------------------------    ------           ------          ------          ------          ------         ------
Total from investment operations          $0.04            $0.57           $0.78           $0.17           $0.30         $(0.04)
-------------------------------------    ------           ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income             $(0.19)          $(0.36)         $(0.34)         $(0.36)         $(0.45)        $(0.44)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                       --               --              --           (0.03)          (0.07)         (0.15)
-------------------------------------    ------           ------          ------          ------          ------         ------
Total distributions declared
to shareholders                          $(0.19)          $(0.36)         $(0.34)         $(0.39)         $(0.52)        $(0.59)
-------------------------------------    ------           ------          ------          ------          ------         ------
Net asset value, end of period            $6.65            $6.80           $6.59           $6.15           $6.37          $6.59
-------------------------------------    ------           ------          ------          ------          ------         ------
Total return (%)                           0.52++           8.91           13.04            2.78            4.73          (0.67)
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                   YEAR ENDED 10/31
                                          ENDED      --------------------------------------------------------------------------
CLASS C (CONTINUED)                     4/30/05             2004            2003            2002            2001           2000
                                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                 1.49+            1.53            1.58            1.59            1.61           1.56
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                4.99+            5.26            5.23            5.95            7.18           7.90
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           34               64             136             147             153            127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $34,620          $36,537         $40,703         $35,952         $40,787        $37,956
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.15            $0.32           $0.31           $0.34           $0.42          $0.49
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                 1.98+            1.98            1.97            2.05            2.45           2.45
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                      4.50+            4.81            4.84            5.49            6.34           7.01
-------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEAR ENDED 10/31
                                          ENDED      --------------------------------------------------------------------------
CLASS I                                 4/30/05             2004            2003            2002            2001           2000
                                    (UNAUDITED)

Net asset value, beginning
of period                                 $6.91            $6.70           $6.25           $6.47           $6.68          $7.31
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                $0.20            $0.42           $0.40           $0.44           $0.55          $0.68
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        (0.13)            0.22            0.46           (0.21)          (0.17)         (0.65)
-------------------------------------    ------           ------          ------          ------          ------         ------
Total from investment operations          $0.07            $0.64           $0.86           $0.23           $0.38          $0.03
-------------------------------------    ------           ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income             $(0.22)          $(0.43)         $(0.41)         $(0.41)         $(0.51)        $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                       --               --              --           (0.04)          (0.08)         (0.16)
-------------------------------------    ------           ------          ------          ------          ------         ------
Total distributions declared
to shareholders                          $(0.22)          $(0.43)         $(0.41)         $(0.45)         $(0.59)        $(0.66)
-------------------------------------    ------           ------          ------          ------          ------         ------
Net asset value, end of period            $6.76            $6.91           $6.70           $6.25           $6.47          $6.68
-------------------------------------    ------           ------          ------          ------          ------         ------
Total return (%)                           1.06++           9.95           14.19            3.75            5.92           0.33
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                                   YEAR ENDED 10/31
                                          ENDED      --------------------------------------------------------------------------
CLASS I (CONTINUED)                     4/30/05             2004            2003            2002            2001           2000
                                    (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                 0.48+            0.52            0.58            0.59            0.61           0.60
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                5.97+            6.28            6.23            6.93            8.21           9.53
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                           34               64             136             147             153            127
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $12,106          $11,965          $9,764         $10,029         $10,249         $7,542
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses in excess of 0.08% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. Effective June 7,
    2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment income per share and the ratios would have been:

Net investment income                     $0.19            $0.39           $0.38           $0.41           $0.49          $0.62
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                 0.97+            0.97            0.97            1.05            1.45           1.49
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                      5.48+            5.83            5.84            6.47            7.37           8.64
-------------------------------------------------------------------------------------------------------------------------------
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Income Fund (the fund) is a non-diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Investments in equity index contracts or contracts on related options for purposes other than hedging, may be made when the fund has cash on hand and wishes to participate in anticipated market appreciation while the cash is being invested. Should interest rates move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

DOLLAR ROLL TRANSACTIONS - The fund enters into dollar roll transactions, with respect to mortgage backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon, and maturity) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund's total return. The fund accounts for dollar roll transactions as purchases and sales. If certain criteria are met these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                               10/31/04       10/31/03
         Distributions declared from:
         -------------------------------------------------------------
           Ordinary income                  $21,704,738    $21,869,350
         -------------------------------------------------------------

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                   $2,937,454
          ----------------------------------------------------------
          Capital loss carryforward                      (78,537,252)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)          19,666,336
          ----------------------------------------------------------
          Other temporary differences                     (6,297,781)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          October 31, 2006                              $(17,364,805)
          ----------------------------------------------------------
          October 31, 2007                               (11,626,162)
          ----------------------------------------------------------
          October 31, 2008                                (3,849,634)
          ----------------------------------------------------------
          October 31, 2009                               (17,590,678)
          ----------------------------------------------------------
          October 31, 2010                               (28,105,973)
          ----------------------------------------------------------
          Total                                         $(78,537,252)
          ----------------------------------------------------------

The availability of a portion of these respective capital loss carryforwards, which were acquired on August 6, 2001 in connection with the MFS Global Governments Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters (See Legal Proceedings footnote), MFS has agreed to reduce the fund's management fee to 0.40% of average daily net assets for the period March 1, 2004 through February 28, 2009, which is shown as a reduction of total expenses in the Statement of Operations. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees incurred for the six months ended April 30, 2005 were an effective rate of 0.40% of average daily net assets on an annualized basis.

The investment adviser has contractually agreed to pay the fund's "other expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that the fund's aggregate expenses do not exceed 0.08% annually. This is reflected as a reduction of expenses in the Statement of Operations.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $68 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $2,711 for retired Independent Trustees for the six months ended April 30, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                                  BEGINNING OF
                                                 PERIOD THROUGH
EFFECTIVE DATE                                       2/28/05        3/01/05

First $2 billion                                    0.01120%        0.01626%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00832%        0.01206%
----------------------------------------------------------------------------
Next $2.5 billion                                   0.00032%        0.00056%
----------------------------------------------------------------------------
In excess of $7 billion                             0.00000%        0.00000%
----------------------------------------------------------------------------

For the six months ended April 30, 2005, the fund paid MFS $16,300, equivalent to 0.00899% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $30,852 for the six months ended April 30, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                 CLASS A    CLASS B    CLASS C

Distribution Fee                                   0.10%      0.75%      0.75%
------------------------------------------------------------------------------
Service Fee                                        0.25%      0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan                            0.35%      1.00%      1.00%
------------------------------------------------------------------------------

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the six months ended April 30, 2005 amounted to:

                                                 CLASS A    CLASS B    CLASS C

Service Fee Retained by MFD                       $5,796       $235       $287
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended April 30, 2005 were as follows:

                                                 CLASS A    CLASS B    CLASS C

Effective Annual Percentage Rates                  0.35%      1.00%      1.00%
------------------------------------------------------------------------------

Class A shares sold prior to May 14, 1991 are subject to a service fee of 0.15% per annum attributable to Class A shares.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended April 30, 2005 were as follows:

                                                 CLASS A    CLASS B    CLASS C

Contingent Deferred Sales Charges Imposed         $2,467    $83,618     $1,411
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the six months ended April 30, 2005, the fund paid MFSC a fee of $184,428 for shareholder services which equated to 0.1017% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $79,974, and other costs paid by the fund directly to unaffiliated vendors for the six months ended April 30, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      PURCHASES            SALES

U.S. government securities                          $12,176,221      $12,013,780
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $107,684,907     $124,217,888
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $343,727,313
          ----------------------------------------------------------
          Gross unrealized appreciation                  $12,178,034
          ----------------------------------------------------------
          Gross unrealized depreciation                   (5,879,966)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $6,298,068
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Six months ended 4/30/05          Year ended 10/31/04
                                            SHARES          AMOUNT          SHARES          AMOUNT
CLASS A SHARES

Shares sold                                 3,607,902      $24,892,017      5,835,048      $39,675,485
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 663,535        4,563,622      1,412,848        9,558,766
-------------------------------------------------------------------------------------------------------
Shares reacquired                          (3,378,986)     (23,303,699)    (8,236,613)     (55,676,175)
-------------------------------------------------------------------------------------------------------
Net change                                    892,451       $6,151,940       (988,717)     $(6,441,924)
-------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 1,393,881       $9,511,557      3,177,700      $21,382,554
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 335,568        2,283,620        800,463        5,358,327
-------------------------------------------------------------------------------------------------------
Shares reacquired                          (3,155,221)     (21,515,952)    (7,126,733)     (47,651,435)
-------------------------------------------------------------------------------------------------------
Net change                                 (1,425,772)     $(9,720,775)    (3,148,570)    $(20,910,554)
-------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                   765,781       $5,183,879      1,708,821      $11,379,196
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                 100,515          680,536        231,053        1,540,142
-------------------------------------------------------------------------------------------------------
Shares reacquired                          (1,034,178)      (6,989,523)    (2,741,128)     (18,241,249)
-------------------------------------------------------------------------------------------------------
Net change                                   (167,882)     $(1,125,108)      (801,254)     $(5,321,911)
-------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                   271,205       $1,873,131        556,653       $3,796,259
-------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                  57,573          396,289        108,319          733,832
-------------------------------------------------------------------------------------------------------
Shares reacquired                            (269,270)      (1,850,913)      (391,402)      (2,652,276)
-------------------------------------------------------------------------------------------------------
Net change                                     59,508         $418,507        273,570       $1,877,815
-------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2005 was $702, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended April 30, 2005.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

Sales and purchases in the table below are netted by currency.

---------
SALES
---------
                                                                        NET
                                           IN                       UNREALIZED
                    CONTRACTS TO        EXCHANGE       CONTRACTS   APPRECIATION
SETTLEMENT DATE    DELIVER/RECEIVE         FOR          AT VALUE  (DEPRECIATION)

        6/07/05  AUD        640,000       $487,114      $498,395      $(11,281)
6/08/05-6/27/05  EUR     32,042,952     41,698,797    41,287,284       411,513
        5/09/05  GBP      3,045,276      5,798,205     5,807,980        (9,775)
5/03/05-6/08/05  NOK     15,556,868      2,455,091     2,466,735       (11,644)
        6/08/05  NZD      6,378,573      4,508,376     4,650,060      (141,684)
                                       -----------   -----------      --------
                                       $54,947,583   $54,710,454      $237,129
                                       ===========   ===========      ========

---------
PURCHASES
---------

        6/07/05  AUD        126,569        $96,458       $98,565        $2,107
        6/08/05  CHF      2,283,904      1,900,142     1,915,079        14,937
        5/09/05  DKK        167,499         28,936        28,954            18
6/08/05-6/27/05  EUR      2,675,062      3,491,669     3,446,596       (45,073)
5/03/05-6/08/05  NOK     23,348,182      3,730,696     3,703,297       (27,399)
5/06/05-6/14/05  SEK     20,862,615      3,052,020     2,921,833      (130,187)
                                       -----------   -----------     ---------
                                       $12,299,921   $12,114,324     $(185,597)
                                       ===========   ===========     =========

At April 30, 2005, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $14,263 with Merrill Lynch International.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown on page 23.

At April 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                     UNREALIZED
                                                                   APPRECIATION
DESCRIPTION                 EXPIRATION   CONTRACTS     POSITION   (DEPRECIATION)

U.S. 10-Yr. Treasury Notes     June 05         243        Short       $(390,181)
--------------------------------------------------------------------------------

At April 30, 2005, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) RESTRICTED SECURITIES

At April 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.024% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                              DATE OF    SHARE/PAR
DESCRIPTION               ACQUISITION       AMOUNT           COST         VALUE

Sind Holdings, Inc.          12/15/99          814       $302,783       $85,470
-------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
RESULTS OF SHAREHOLDER MEETING (unaudited) - 4/30/05
-------------------------------------------------------------------------------

At the annual meeting of shareholders of MFS Trust VIII, which was held on March 23, 2005, the following actions were taken:

ITEM 1. The election of 11 Trustees of the trust.

                                                    NUMBER OF SHARES
                                           -----------------------------------
NOMINEE                                          FOR        WITHHOLD AUTHORITY

Lawrence H. Cohn, M.D.                     513,280,779.34     13,855,521.20
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David H. Gunning                           514,041,593.07     13,094,707.47
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William R. Gutow                           513,483,276.62     13,653,023.92
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Michael Hegarty                            513,964,251.57     13,172,048.97
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J. Atwood Ives                             513,305,005.21     13,831,295.33
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Amy B. Lane                                515,431,513.10     11,704,787.44
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Robert J. Manning                          513,818,995.89     13,317,304.65
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Lawrence T. Perera                         513,384,556.38     13,751,744.16
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Robert C. Pozen                            513,970,141.81     13,166,158.73
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J. Dale Sherratt                           513,488,977.77     13,647,322.77
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Laurie J. Thomsen                          515,427,571.45     11,708,729.09
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

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PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

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QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MFO-SEM-06/05 39M

ITEM 2.  CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST VIII
            ------------------------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                          ----------------------------------------------------
                           Robert J. Manning, President

Date:   June 23, 2005
        -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                          ----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date:  June 23, 2005
        -------------

By (Signature and Title)*  MARIA F. DWYER
                           ---------------------------------------------------
                           Maria F. Dwyer, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date:  June 23, 2005
        -------------

* Print name and title of each signing officer under his or her signature.